Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/23)(a)(b)	$6,081	$5,290,470
Clear Channel International BV, 6.63%, 08/01/25
(Call 08/11/23)(a)(b)	2,540	2,529,408
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(a)(b)	9,620	8,833,577
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	8,136	6,476,334
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,759	6,488,308
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	4,158	3,480,831
3.75%, 02/15/28 (Call 08/16/23)(b)	4,592	4,190,200
4.00%, 02/15/30 (Call 02/15/25)(b)	4,366	3,844,165
4.88%, 01/15/29 (Call 01/15/24)(b)	3,124	2,913,130
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,889	3,300,983
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	3,905	3,266,923
5.00%, 08/15/27 (Call 08/11/23)(a)(b)	5,046	4,664,396
6.25%, 06/15/25 (Call 08/31/23)(a)	2,360	2,330,094
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)	8,556	7,280,001
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 08/31/23)(a)	3,260	2,776,264
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 08/11/23)(a)(b)	7,803	6,090,710
		73,755,794
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	5,850	5,500,108
7.13%, 06/15/26 (Call 08/31/23)(a)	9,459	9,384,327
7.45%, 05/01/34(a)(b)	3,768	4,321,896
7.50%, 03/15/25 (Call 08/31/23)(a)	2,182	2,189,674
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	5,922	5,867,081
7.88%, 04/15/27 (Call 08/31/23)(a)(b)	14,587	14,540,549
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	5,540	4,836,099
5.13%, 10/01/24 (Call 07/01/24)	6,013	5,953,973
5.90%, 02/01/27	4,861	4,905,104
5.95%, 02/01/37(b)	4,749	4,828,251
6.75%, 01/15/28	2,330	2,418,939
6.88%, 05/01/25 (Call 04/01/25)	4,609	4,679,218
Moog Inc., 4.25%, 12/15/27 (Call 08/31/23)(a)(b)	3,904	3,617,603
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	7,628	7,181,838
5.75%, 10/15/27 (Call 07/15/27)(a)	7,867	7,752,656
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	2,258	2,125,945
4.60%, 06/15/28 (Call 03/15/28)(b)	5,442	4,629,990
7.50%, 04/15/25 (Call 08/31/23)(a)(b)	9,502	9,497,722
9.38%, 11/30/29 (Call 11/30/25)(a)	7,020	7,514,545
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	9,208	8,218,140
4.88%, 05/01/29 (Call 05/01/24)(b)	5,857	5,270,191
5.50%, 11/15/27 (Call 08/31/23)(b)	20,629	19,552,479
6.25%, 03/15/26 (Call 08/31/23)(a)	32,854	32,677,114
6.38%, 06/15/26 (Call 08/31/23)	7,656	7,577,689
6.75%, 08/15/28 (Call 02/15/25)(a)	16,370	16,418,848
7.50%, 03/15/27 (Call 08/31/23)	4,279	4,277,290
Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 08/31/23)	$4,392	$4,370,427
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/31/23)(b)	3,992	3,854,946
9.00%, 03/15/28 (Call 03/15/25)(a)	9,446	9,702,310
		223,664,952
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/11/23)(a)(b)	3,592	3,493,408
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	7,892	7,773,375
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 08/11/23)(a)	1,916	1,781,270
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	6,840	5,944,205
10.50%, 11/01/26 (Call 08/31/23)(a)	4,098	4,096,948
		23,089,206
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	9,394	8,717,259
Allegiant Travel Co., 7.25%, 08/15/27
(Call 08/15/24)(a)	4,260	4,202,674
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,723	3,540,913
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	5,785	5,743,328
11.75%, 07/15/25(a)	18,172	20,028,168
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	25,015	24,583,204
5.75%, 04/20/29(a)	23,252	22,511,175
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	6,011	5,774,574
3.75%, 10/28/29 (Call 07/28/29)(b)	3,702	3,346,830
4.38%, 04/19/28 (Call 01/19/28)(b)	3,203	3,042,674
7.38%, 01/15/26 (Call 12/15/25)(b)	5,942	6,168,533
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/24)(a)	9,229	8,711,506
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/23)(a)	8,502	8,576,875
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	2,194	2,133,665
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	15,437	14,616,334
4.63%, 04/15/29 (Call 10/15/28)(a)	15,523	14,043,127
VistaJet Malta Finance PLC/Vista Management
Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	7,787	6,591,463
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	3,820	3,541,971
9.50%, 06/01/28(b)	3,875	3,700,780
		169,575,053
Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	2,752	2,216,076
4.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,599	2,209,852
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	7,092	6,649,169
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	4,860	4,969,220
Kontoor Brands Inc., 4.13%, 11/15/29
(Call 11/15/24)(a)(b)	3,182	2,720,610
Levi Strauss & Co., 3.50%, 03/01/31
(Call 03/01/26)(a)(b)	3,957	3,241,042

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Under Armour Inc., 3.25%, 06/15/26
(Call 03/15/26)(b)	$4,661	$4,272,377
William Carter Co. (The), 5.63%, 03/15/27
(Call 08/31/23)(a)	3,778	3,683,160
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(a)(b)	4,289	3,369,224
		33,330,730
Auto Manufacturers — 2.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	7,863	6,647,232
4.75%, 10/01/27 (Call 08/11/23)(a)	3,089	2,919,379
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	3,916	3,788,651
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/25 (Call 11/01/24)(a)	9,225	9,326,134
Benteler International, Series 144A, Class A,
10.50%, 05/15/28(b)	4,013	4,073,532
Ford Holdings LLC, 9.30%, 03/01/30	1,391	1,546,736
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	11,637	9,200,606
4.35%, 12/08/26 (Call 09/08/26)(b)	7,267	7,082,324
4.75%, 01/15/43	9,387	7,344,178
5.29%, 12/08/46 (Call 06/08/46)(b)	5,973	4,936,925
6.10%, 08/19/32 (Call 05/19/32)(b)	8,270	8,001,012
6.63%, 10/01/28(b)	2,192	2,257,585
7.40%, 11/01/46	1,855	1,934,293
7.45%, 07/16/31(b)	4,940	5,301,099
9.63%, 04/22/30 (Call 01/22/30)	2,070	2,415,916
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	5,955	5,583,855
2.70%, 08/10/26 (Call 07/10/26)	7,215	6,467,626
2.90%, 02/16/28 (Call 12/16/27)	3,657	3,146,622
2.90%, 02/10/29 (Call 12/10/28)	3,585	2,993,471
3.38%, 11/13/25 (Call 10/13/25)	10,170	9,508,722
3.63%, 06/17/31 (Call 03/17/31)	4,605	3,806,571
3.66%, 09/08/24	3,315	3,213,031
3.82%, 11/02/27 (Call 08/02/27)	3,646	3,272,827
4.00%, 11/13/30 (Call 08/13/30)	7,809	6,708,267
4.06%, 11/01/24 (Call 10/01/24)	6,975	6,768,251
4.13%, 08/04/25	6,826	6,510,616
4.13%, 08/17/27 (Call 06/17/27)	5,990	5,481,208
4.27%, 01/09/27 (Call 11/09/26)	4,402	4,109,340
4.39%, 01/08/26	5,869	5,577,321
4.54%, 08/01/26 (Call 06/01/26)	3,675	3,473,001
4.69%, 06/09/25 (Call 04/09/25)	2,957	2,866,368
4.95%, 05/28/27 (Call 04/28/27)	7,180	6,813,490
5.11%, 05/03/29 (Call 02/03/29)	7,080	6,611,089
5.13%, 06/16/25 (Call 05/16/25)	8,480	8,256,559
6.80%, 05/12/28 (Call 04/12/28)(b)	7,225	7,291,391
6.95%, 03/06/26 (Call 02/06/26)	6,280	6,341,921
6.95%, 06/10/26 (Call 05/10/26)	4,355	4,389,840
7.20%, 06/10/30	4,100	4,204,141
7.35%, 11/04/27 (Call 10/04/27)	7,210	7,388,635
7.35%, 03/06/30 (Call 01/06/30)(b)	5,495	5,688,516
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	3,791	3,392,884
5.50%, 07/15/29 (Call 07/15/24)(a)	3,935	3,482,027
5.88%, 01/15/28 (Call 01/15/24)(a)	4,985	4,659,231
7.75%, 10/15/25 (Call 08/31/23)(a)	5,936	6,006,662
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 08/31/23)(a)(b)	4,219	4,165,123
Security	Par (000)	Value

Auto Manufacturers (continued)
Mclaren Finance PLC, 7.50%, 08/01/26
(Call 08/31/23)(a)	$4,770	$4,246,960
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/23)(a)(b)	4,715	4,620,707
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(a)(b)	3,188	2,685,890
		246,507,765
Auto Parts & Equipment — 1.6%
Adient Global Holdings, 8.25%, 04/15/31
(Call 04/15/26)(a)(b)	3,955	4,065,736
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/31/23)(a)(b)	6,117	5,872,922
7.00%, 04/15/28 (Call 04/15/25)(a)	3,910	3,938,121
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	4,695	4,005,466
6.50%, 04/01/27 (Call 08/31/23)(b)	3,858	3,755,626
6.88%, 07/01/28 (Call 08/11/23)(b)	3,153	2,982,939
Clarios Global LP, 6.75%, 05/15/25
(Call 08/31/23)(a)	3,304	3,311,593
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 09/01/23)(a)	6,505	6,500,171
6.75%, 05/15/28	6,513	6,542,069
8.50%, 05/15/27 (Call 09/01/23)(a)(b)	12,093	12,244,005
Cooper-Standard Automotive Inc.
5.63%, 05/15/27 (Call 01/31/25),
(10.625% PIK)(a)(b)(c)	2,894	1,738,069
13.50%, 03/31/27 (Call 01/31/25),
(4.5% PIK)(a)(b)(c)	4,451	4,542,011
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	3,130	2,674,629
4.50%, 02/15/32 (Call 02/15/27)(b)	2,628	2,190,683
5.38%, 11/15/27 (Call 08/11/23)(b)	3,149	3,015,496
5.63%, 06/15/28 (Call 08/11/23)(b)	3,094	2,936,640
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/31/23)(a)	3,843	3,534,319
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29
(Call 10/15/24)(a)	5,089	4,363,043
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	5,579	5,351,967
5.00%, 05/31/26 (Call 08/31/23)(b)	6,510	6,324,545
5.00%, 07/15/29 (Call 04/15/29)(b)	6,647	6,129,242
5.25%, 04/30/31 (Call 01/30/31)(b)	4,272	3,873,379
5.25%, 07/15/31 (Call 04/15/31)(b)	4,695	4,178,601
5.63%, 04/30/33 (Call 01/30/33)(b)	3,427	3,069,040
9.50%, 05/31/25 (Call 08/16/23)	3,747	3,840,675
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 08/11/23),
(5.50% PIK)(a)(b)(c)	3,821	3,519,412
6.00%, 05/15/27 (Call 08/11/23),
(6.75% PIK)(a)(b)(c)	3,376	3,197,903
6.38%, 05/15/29 (Call 05/15/24),
(7.13% PIK)(a)(c)	3,112	2,892,679
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29
(Call 02/01/24)(a)(b)	4,675	3,771,279
Titan International Inc., 7.00%, 04/30/28
(Call 04/30/24)	3,109	2,995,553
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)	2,826	946,710
ZF North America Capital Inc.
4.75%, 04/29/25(a)	8,509	8,273,727
6.88%, 04/14/28 (Call 03/14/28)(a)	4,835	4,910,605

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	$4,765	$4,908,341
		146,397,196
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)(b)	7,333	7,809,440
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	3,991	3,511,420
7.63%, 05/01/26	3,865	3,535,763
8.13%, 11/15/24 (Call 08/31/23)(a)	2,324	2,311,632
8.25%, 04/15/25 (Call 08/31/23)(a)(b)	4,143	4,094,053
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)(d)	5,940	4,574,403
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(d)	5,720	3,824,018
5.71%, 01/15/26(a)(b)	11,971	11,557,065
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28	3,915	3,986,214
Standard Chartered PLC, 7.01%, (Call 07/30/37),
(3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	5,590	5,359,902
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26), (5-year CMT + 3.150%)(b)(d)	2,806	2,245,116
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)(d)	11,588	10,113,960
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(d)	7,685	7,061,366
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)(d)	9,720	9,432,387
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	4,640	3,817,189
		83,233,928
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29
(Call 04/30/24)(a)	5,853	5,139,168
Triton Water Holdings Inc., 6.25%, 04/01/29
(Call 04/01/24)(a)(b)	5,597	4,729,408
		9,868,576
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28
(Call 08/31/23)(a)(b)	3,455	1,917,525

Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30
(Call 07/01/25)(a)	3,073	2,804,113
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	10,040	8,711,953
5.00%, 03/01/30 (Call 03/01/25)(a)	4,293	4,013,438
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	5,470	5,441,869
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(a)(b)	5,496	5,360,166
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)	2,536	2,098,540
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/23)(a)(b)	4,017	3,314,908
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	4,084	3,900,220
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(a)	17,589	17,479,069
Security	Par (000)	Value

Building Materials (continued)
Griffon Corp., 5.75%, 03/01/28 (Call 08/31/23)(b)	$7,654	$7,203,642
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 08/31/23)(a)	2,916	2,771,037
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/31/23)(a)(b)	2,752	2,687,010
4.88%, 12/15/27 (Call 08/31/23)(a)(b)	3,139	2,817,253
6.25%, 05/15/25 (Call 08/03/23)(a)(b)	1,723	1,744,839
Louisiana-Pacific Corp., 3.63%, 03/15/29
(Call 03/15/24)(a)(b)	2,715	2,375,768
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)	2,986	2,515,030
5.38%, 02/01/28 (Call 08/31/23)(a)	3,970	3,781,425
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
02/01/30 (Call 02/01/25)(a)(b)	3,908	3,302,260
New Enterprise Stone & Lime Co. Inc., 5.25%,
07/15/28 (Call 07/15/24)(a)(b)	4,595	4,273,350
Oscar AcquisitionCo LLC/Oscar Finance Inc.,
9.50%, 04/15/30 (Call 04/15/25)(a)(b)	4,558	4,341,495
PGT Innovations Inc., 4.38%, 10/01/29
(Call 10/01/24)(a)(b)	4,550	4,220,762
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)	8,655	8,250,039
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	8,413	6,793,958
4.38%, 07/15/30 (Call 07/15/25)(a)	12,420	10,781,616
4.75%, 01/15/28 (Call 08/31/23)(a)	7,770	7,239,131
5.00%, 02/15/27 (Call 08/31/23)(a)(b)	6,611	6,331,447
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29 (Call 08/11/23)(a)(b)	5,488	5,177,434
6.50%, 03/15/27 (Call 08/11/23)(a)(b)	2,215	2,203,947
Victors Merger Corp., 6.38%, 05/15/29
(Call 05/15/24)(a)(b)	3,956	2,796,248
		144,731,967
Chemicals — 2.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27
(Call 02/15/24)(a)	4,500	4,432,607
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	3,437	2,786,960
6.88%, 05/15/43 (Call 02/15/43)(b)	2,178	2,161,159
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	6,190	4,611,550
7.50%, 09/30/29 (Call 09/30/24)(a)	3,155	1,834,106
Avient Corp.
5.75%, 05/15/25 (Call 08/31/23)(a)	4,570	4,506,230
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	5,585	5,630,015
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	5,497	4,704,517
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%, 06/15/27
(Call 09/01/23)(a)(b)	3,840	3,662,189
Cheever Escrow Issuer LLC, 7.13%, 10/01/27
(Call 10/01/24)(a)(b)	2,445	2,226,026
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	4,805	4,055,756
5.38%, 05/15/27 (Call 02/15/27)(b)	3,842	3,656,228
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	6,234	5,719,771
Cornerstone Chemical Co., 10.25%, 09/01/27
(Call 08/31/23), (2% PIK)(a)(b)(c)	3,247	2,842,185

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(a)	$4,248	$3,836,332
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/23)(a)	6,229	5,504,975
EverArc Escrow Sarl, 5.00%, 10/30/29
(Call 10/30/24)(a)(b)	5,182	4,107,927
GPD Companies Inc., 10.13%, 04/01/26
(Call 08/31/23)(a)(b)	3,739	3,473,536
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	2,166	2,041,011
4.25%, 10/15/28 (Call 10/15/23)(b)	2,338	2,082,757
Herens Holdco Sarl, 4.75%, 05/15/28
(Call 05/15/24)(a)(b)	2,860	2,176,090
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28 (Call 08/31/23)(a)	3,553	3,247,406
INEOS Finance PLC, 6.75%, 05/15/28
(Call 02/15/25)(a)(b)	3,442	3,283,496
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26
(Call 08/31/23)(a)(b)	3,730	3,392,221
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	4,391	3,789,927
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 08/31/23)(a)	2,086	2,074,153
Iris Holdings Inc., 10.00%, 12/15/28
(Call 06/15/25)(a)(b)	3,075	2,421,563
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(Call 10/15/24)(a)(b)	2,669	2,228,538
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 08/31/23)(a)(b)	2,677	2,331,169
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	1,886	1,839,522
5.13%, 10/15/27 (Call 04/15/27)	5,378	5,076,788
5.25%, 12/15/29 (Call 09/15/29)(b)	5,464	5,002,052
5.65%, 12/01/44 (Call 06/01/44)(b)	2,348	1,954,710
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 08/11/23)(a)	3,048	2,817,010
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	4,479	3,723,290
5.00%, 05/01/25 (Call 01/31/25)(a)	3,699	3,552,196
5.25%, 06/01/27 (Call 03/03/27)(a)	8,220	7,403,109
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%,
01/27/30 (Call 01/27/25)(a)(b)	2,729	2,427,818
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	4,000	3,673,920
5.13%, 09/15/27 (Call 08/31/23)(b)	3,871	3,700,289
5.63%, 08/01/29 (Call 08/01/24)(b)	5,236	5,069,102
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	6,040	4,840,709
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	2,955	2,178,161
9.75%, 11/15/28 (Call 06/01/25)(a)	12,200	11,803,500
Polar U.S. Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26 (Call 08/31/23)(a)(b)	2,266	1,314,280
Rain CII Carbon LLC/CII Carbon Corp., 7.25%,
04/01/25 (Call 08/31/23)(a)	4,075	4,054,625
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/19/23)(a)(b)	541	539,648
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	3,442	3,069,231
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	8,614	7,707,134
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	5,454	4,739,086
Security	Par (000)	Value

Chemicals (continued)
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(a)	$6,070	$5,579,288
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(a)	2,685	2,408,479
3.38%, 03/15/30 (Call 03/15/25)(a)	2,740	2,269,756
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,241	1,905,449
5.38%, 09/01/25 (Call 08/31/23)(a)(b)	3,754	3,412,483
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	8,416	6,976,681
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	4,303	3,543,564
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	3,106	3,055,527
Vibrantz Technologies Inc., 9.00%, 02/15/30
(Call 02/15/25)(a)(b)	5,822	4,752,207
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 08/31/23)(a)	5,715	5,387,110
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	9,006	7,600,073
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	2,625	2,614,174
		234,811,371
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 08/31/23)(a)(b)	2,240	2,229,845
SunCoke Energy Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)(b)	3,886	3,346,277
Warrior Met Coal Inc., 7.88%, 12/01/28
(Call 12/01/24)(a)(b)	2,280	2,300,179
		7,876,301
Commercial Services — 4.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	7,767	6,737,872
4.88%, 07/15/32(a)(b)	5,561	4,775,509
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)(b)	3,330	3,097,992
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26 (Call 10/15/23)(a)	4,405	4,151,712
Albion Financing 2Sarl, 8.75%, 04/15/27
(Call 10/15/23)(a)	3,595	3,330,806
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	7,447	5,680,756
6.63%, 07/15/26 (Call 08/31/23)(a)	14,985	14,309,409
9.75%, 07/15/27 (Call 08/31/23)(a)(b)	8,168	7,490,781
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl, 4.63%,
06/01/28 (Call 06/01/24)(a)	15,580	13,231,602
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 08/31/23)(a)(b)	2,358	2,205,124
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	2,769	2,459,149
4.63%, 10/01/27 (Call 08/31/23)(a)(b)	3,788	3,560,720
APi Escrow Corp., 4.75%, 10/15/29
(Call 10/15/24)(a)(b)	2,255	2,008,168
APi Group DE Inc., 4.13%, 07/15/29
(Call 07/15/24)(a)(b)	2,619	2,270,236
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/23)(a)(b)	3,587	2,905,470
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	6,243	5,419,646

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
6.75%, 02/15/27 (Call 08/31/23)(a)	$4,729	$4,610,775
ASGN Inc., 4.63%, 05/15/28 (Call 08/31/23)(a)	4,268	3,913,567
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	3,896	3,524,253
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	4,662	4,337,609
5.75%, 07/15/27 (Call 08/31/23)(a)(b)	5,728	5,469,856
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	7,595	6,914,183
3.50%, 06/01/31 (Call 03/01/31)(b)	7,757	6,497,072
Brink’s Co. (The)
4.63%, 10/15/27 (Call 08/31/23)(a)(b)	4,873	4,579,088
5.50%, 07/15/25 (Call 08/31/23)(a)(b)	2,809	2,781,066
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(a)(b)	3,174	2,749,478
Cimpress PLC, 7.00%, 06/15/26 (Call 08/16/23)(b)	4,133	3,900,519
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	1,841	1,622,602
8.25%, 04/15/26 (Call 04/15/24)(b)	4,422	4,455,508
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	5,841	4,804,222
CPI CG Inc., 8.63%, 03/15/26 (Call 08/31/23)(a)	2,246	2,162,928
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3,926	3,297,840
Garda World Security Corp.
4.63%, 02/15/27 (Call 08/31/23)(a)(b)	4,450	4,110,329
6.00%, 06/01/29 (Call 06/01/24)(a)	3,905	3,249,196
7.75%, 02/15/28 (Call 02/15/25)(a)	3,095	3,078,720
9.50%, 11/01/27 (Call 08/31/23)(a)	4,709	4,609,429
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	4,769	4,202,645
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	6,220	5,421,988
4.50%, 07/01/28 (Call 08/31/23)(a)	6,315	5,903,510
GEO Group Inc. (The), 10.50%, 06/30/28
(Call 08/11/23)(b)	1,471	1,475,163
Graham Holdings Co., 5.75%, 06/01/26
(Call 08/11/23)(a)(b)	2,780	2,729,517
Grand Canyon University
4.13%, 10/01/24	3,805	3,591,920
5.13%, 10/01/28 (Call 08/01/28)(b)	3,092	2,851,350
Herc Holdings Inc., 5.50%, 07/15/27
(Call 08/31/23)(a)(b)	9,413	9,045,391
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	3,953	3,571,338
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	7,806	6,448,467
Korn Ferry, 4.63%, 12/15/27 (Call 08/31/23)(a)(b)	2,891	2,718,347
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 08/31/23)(a)	3,070	2,879,813
Matthews International Corp., 5.25%, 12/01/25
(Call 08/31/23)(a)(b)	2,307	2,222,340
Metis Merger Sub LLC, 6.50%, 05/15/29
(Call 05/15/24)(a)	5,526	4,696,486
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(a)	3,915	3,525,661
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	8,150	7,104,178
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,976	6,081,700
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	20,160	18,544,265
NESCO Holdings II Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	7,255	6,598,422
Security	Par (000)	Value

Commercial Services (continued)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(a)(b)	$2,811	$2,285,226
PECF USS Intermediate Holding III Corp., 8.00%,
11/15/29 (Call 11/15/24)(a)(b)	4,316	2,384,590
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 08/16/23)(a)	3,597	3,573,816
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	7,735	6,828,050
5.75%, 04/15/26(a)(b)	10,601	10,393,364
6.25%, 01/15/28 (Call 08/31/23)(a)(b)	10,130	9,536,691
PROG Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)(b)	4,605	4,167,670
Rent-A-Center Inc./TX, 6.38%, 02/15/29
(Call 02/15/24)(a)	3,463	3,177,337
RR Donnelley & Sons Co., 8.50%, 04/15/29(a)	25	17,906
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	6,244	5,635,210
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	4,095	3,622,846
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	6,565	5,473,815
4.00%, 05/15/31 (Call 05/15/26)(b)	6,224	5,305,960
4.63%, 12/15/27 (Call 08/31/23)(b)	4,280	4,055,300
5.13%, 06/01/29 (Call 06/01/24)(b)	5,945	5,647,750
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 08/31/23)(a)(b)	3,496	3,303,196
Signal Parent Inc., 6.13%, 04/01/29
(Call 04/01/24)(a)(b)	2,385	1,451,618
Sotheby’s, 7.38%, 10/15/27 (Call 08/11/23)(a)(b)	5,864	5,194,700
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(a)(b)	2,504	1,940,600
TriNet Group Inc., 3.50%, 03/01/29
(Call 03/01/24)(a)	3,912	3,413,220
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	5,767	4,884,313
3.88%, 11/15/27 (Call 08/11/23)	6,010	5,581,063
3.88%, 02/15/31 (Call 08/15/25)(b)	8,515	7,339,953
4.00%, 07/15/30 (Call 07/15/25)(b)	5,870	5,191,379
4.88%, 01/15/28 (Call 08/11/23)	13,182	12,576,913
5.25%, 01/15/30 (Call 01/15/25)(b)	5,876	5,596,794
5.50%, 05/15/27 (Call 08/31/23)	2,905	2,856,267
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/31/23)(a)	8,222	8,245,400
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 08/31/23)(a)(b)	6,636	6,174,381
Williams Scotsman International Inc., 4.63%,
08/15/28 (Call 08/31/23)(a)(b)	3,925	3,609,890
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	3,966	2,815,860
ZipRecruiter Inc., 5.00%, 01/15/30
(Call 01/15/25)(a)(b)	4,296	3,662,340
		419,859,111
Computers — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(a)(b)	3,107	2,680,502
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	15,785	13,639,455
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29
(Call 11/01/24)(a)(b)	4,042	3,395,280

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)(b)	$2,750	$1,898,182
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)(b)	5,882	5,078,181
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
04/15/26(a)	5,435	817,373
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	1,843	1,686,345
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	5,082	4,597,116
5.13%, 04/15/29 (Call 04/15/24)(a)	9,331	8,344,237
5.25%, 10/01/30 (Call 10/01/25)(a)	3,514	3,129,167
5.75%, 09/01/27 (Call 08/11/23)(a)(b)	3,758	3,781,510
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	3,891	3,954,773
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 08/31/23)(a)	4,161	3,933,827
8.25%, 02/01/28 (Call 08/31/23)(a)(b)	4,276	4,146,949
Science Applications International Corp., 4.88%,
04/01/28 (Call 08/31/23)(a)	3,163	2,973,207
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	3,833	3,368,350
4.13%, 01/15/31 (Call 10/15/30)(b)	2,106	1,735,555
4.75%, 01/01/25	3,356	3,298,380
4.88%, 06/01/27 (Call 03/01/27)(b)	3,987	3,841,771
5.75%, 12/01/34 (Call 06/01/34)(b)	3,791	3,362,095
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	3,910	4,098,188
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	3,880	4,050,798
9.63%, 12/01/32 (Call 12/01/27)(a)	5,836	6,461,010
Tempo Acquisition LLC/Tempo Acquisition Finance
Corp., 5.75%, 06/01/25 (Call 08/11/23)(a)(b)	1,482	1,493,115
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	3,722	3,038,939
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	9,944	10,441,213
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)(b)	2,750	2,303,496
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	17,665	16,864,408
		128,413,422
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 08/31/23)(a)	7,061	6,813,522
6.50%, 04/15/26 (Call 08/31/23)(a)(b)	3,356	3,328,749
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)(b)	4,000	3,709,710
6.63%, 07/15/30 (Call 07/16/26)(a)	5,650	5,699,437
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,987	3,487,668
5.50%, 06/01/28 (Call 08/31/23)(a)(b)	5,951	5,638,573
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 08/31/23)(a)(b)	2,675	939,995
		29,617,654
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	3,122	2,710,906
4.00%, 01/15/28 (Call 08/31/23)(a)	5,586	5,118,394
BCPE Empire Holdings Inc., 7.63%, 05/01/27
(Call 08/31/23)(a)(b)	5,170	4,916,830
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/31/23)(a)(b)	3,076	3,025,493
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)(b)	9,799	8,610,181
Security	Par (000)	Value

Distribution & Wholesale (continued)
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(a)(b)	$2,348	$1,984,855
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	4,300	4,353,750
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	6,140	6,399,133
Univar Solutions USA Inc., 5.13%, 12/01/27
(Call 08/01/23)(a)(b)	3,542	3,632,782
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/31/23)(a)(f)	2,840	113,600
9.00%, 11/15/26 (Call 08/31/23)(a)(b)(f)	4,347	412,965
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	6,200	6,231,000
		47,509,889
Diversified Financial Services — 3.6%
Advisor Group Holdings Inc., 10.75%, 08/01/27
(Call 08/31/23)(a)(b)	3,010	3,086,415
AerCap Holdings NV, 5.88%, 10/10/79
(Call 10/10/24), (5-year CMT + 4.535%)(b)(d)	5,790	5,597,112
AG Issuer LLC, 6.25%, 03/01/28 (Call 08/31/23)(a)	3,853	3,716,592
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	3,875	3,995,509
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	8,468	8,211,525
6.70%, 02/14/33 (Call 11/16/32)(b)	3,880	3,611,968
Aretec Escrow Issuer Inc., 7.50%, 04/01/29
(Call 04/01/24)(a)(b)	3,131	2,819,666
Armor Holdco Inc., 8.50%, 11/15/29
(Call 11/15/24)(a)(b)	2,731	2,312,688
Brightsphere Investment Group Inc., 4.80%,
07/27/26(b)	1,917	1,836,927
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	3,070	2,839,750
6.88%, 04/15/30 (Call 04/15/25)(a)	2,900	2,638,524
9.25%, 07/01/31(a)(b)	3,125	3,156,250
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)(b)	3,214	2,964,915
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(Call 11/01/24)(a)(b)	3,025	2,057,000
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	7,853	5,497,541
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	7,751	4,891,140
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/11/23)(a)(b)	2,787	2,730,809
6.63%, 03/15/26 (Call 08/11/23)(b)	3,393	3,329,611
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	7,045	2,714,932
Enova International Inc.
8.50%, 09/01/24 (Call 08/31/23)(a)(b)	705	699,683
8.50%, 09/15/25 (Call 08/31/23)(a)(b)	2,741	2,700,159
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 08/31/23)(a)(b)	2,524	2,105,578
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(a)	4,675	4,739,048
7.75%, 05/15/26 (Call 11/15/25)(a)	3,160	3,184,806
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 08/31/23), (7.25% PIK)(a)(c)	13,929	13,126,573
goeasy Ltd.
4.38%, 05/01/26 (Call 08/11/23)(a)(b)	2,452	2,238,591
5.38%, 12/01/24 (Call 08/31/23)(a)(b)	3,787	3,692,128
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(a)(b)	3,100	2,037,295

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Hightower Holding LLC, 6.75%, 04/15/29
(Call 04/15/24)(a)(b)	$2,368	$2,071,867
Home Point Capital Inc., 5.00%, 02/01/26
(Call 08/31/23)(a)(b)	4,330	4,040,887
Jane Street Group/JSG Finance Inc., 4.50%,
11/15/29 (Call 11/15/24)(a)(b)	4,705	4,128,041
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28 (Call 08/15/24)(a)(b)	7,640	6,528,622
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/31/23)(a)(b)	2,292	1,938,493
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	4,662	3,006,990
6.50%, 11/01/25 (Call 08/31/23)(a)(b)	3,869	3,204,350
LFS Topco LLC, 5.88%, 10/15/26
(Call 10/15/23)(a)(b)	2,299	2,046,943
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	3,100	2,480,832
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	7,785	6,863,626
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	4,957	4,177,288
5.50%, 08/15/28 (Call 08/31/23)(a)(b)	6,768	6,129,778
5.75%, 11/15/31 (Call 11/15/26)(a)	4,570	3,878,099
6.00%, 01/15/27 (Call 08/31/23)(a)(b)	4,781	4,568,819
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	3,884	3,391,897
5.00%, 03/15/27 (Call 09/15/26)(b)	5,397	4,884,042
5.50%, 03/15/29 (Call 06/15/28)	5,768	4,986,724
5.63%, 08/01/33	4,620	3,535,732
5.88%, 10/25/24	3,400	3,354,355
6.75%, 06/25/25	3,862	3,818,697
6.75%, 06/15/26(b)	3,854	3,757,650
9.38%, 07/25/30 (Call 10/25/29)	3,880	3,899,400
NFP Corp.
4.88%, 08/15/28 (Call 08/31/23)(a)	4,105	3,694,062
6.88%, 08/15/28 (Call 08/31/23)(a)	16,125	14,272,449
7.50%, 10/01/30 (Call 10/01/25)(a)(b)	2,745	2,670,057
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	5,800	5,015,102
3.88%, 09/15/28 (Call 09/15/24)	4,618	3,792,533
4.00%, 09/15/30 (Call 09/15/25)(b)	6,555	5,149,723
5.38%, 11/15/29 (Call 05/15/29)(b)	5,733	4,966,773
6.63%, 01/15/28 (Call 07/15/27)(b)	5,830	5,527,481
6.88%, 03/15/25	9,287	9,256,161
7.13%, 03/15/26(b)	12,531	12,413,320
9.00%, 01/15/29 (Call 07/15/25)(b)	3,900	3,962,790
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)(b)	3,066	2,863,019
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	4,980	4,111,186
5.38%, 10/15/25 (Call 08/31/23)(a)	5,041	4,817,230
5.75%, 09/15/31 (Call 09/15/26)(a)	3,938	3,331,314
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 08/31/23)(a)	2,895	2,606,077
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,722	2,067,011
7.38%, 09/01/25 (Call 08/31/23)(a)(b)	2,323	2,236,701
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	3,075	2,805,938
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	9,041	8,046,490
Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	$5,766	$4,915,406
3.88%, 03/01/31 (Call 03/01/26)(a)	9,725	7,998,813
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	6,628	5,256,938
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	3,961	3,485,403
4.20%, 10/29/25 (Call 09/29/25)(b)	3,933	3,693,755
StoneX Group Inc., 8.63%, 06/15/25
(Call 08/31/23)(a)(b)	2,754	2,774,655
Synchrony Financial, 7.25%, 02/02/33
(Call 11/02/32)	5,795	5,433,975
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 08/31/23)(a)	6,324	6,079,821
5.50%, 04/15/29 (Call 04/15/24)(a)	5,336	4,691,024
5.75%, 06/15/27 (Call 06/15/24)(a)	3,971	3,715,387
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(a)(b)	2,315	2,032,129
		342,908,590
Electric — 2.6%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82
(Call 01/18/27), (5-year CMT + 3.249%)(d)	5,805	4,684,345
Atlantica Sustainable Infrastructure PLC, 4.13%,
06/15/28 (Call 06/15/25)(a)(b)	2,990	2,707,094
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	7,044	5,773,768
4.50%, 02/15/28 (Call 08/31/23)(a)(b)	9,682	8,887,023
4.63%, 02/01/29 (Call 02/01/24)(a)	5,077	4,371,475
5.00%, 02/01/31 (Call 02/01/26)(a)	6,610	5,563,863
5.13%, 03/15/28 (Call 08/31/23)(a)(b)	10,899	9,883,624
5.25%, 06/01/26 (Call 08/31/23)(a)	3,279	3,183,353
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	7,222	5,985,561
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	2,665	2,178,145
4.75%, 03/15/28 (Call 08/11/23)(a)	6,619	6,140,134
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	3,184	3,052,660
4.35%, 04/15/29 (Call 01/15/29)(b)	3,223	2,836,197
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/11/23)(a)	3,999	3,931,881
Edison International, 8.13%, 06/15/53
(Call 03/15/28), (5-year CMT + 3.864%)(d)	3,880	3,972,499
Electricite de France SA, 9.13%, (Call 03/15/33),
(5-year CMT + 5.411%)(a)(d)(e)	11,750	12,352,188
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(d)	9,291	9,035,196
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,745	1,641,871
2.65%, 03/01/30 (Call 12/01/29)(b)	4,713	3,971,881
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	2,375	2,154,748
Series B, 2.25%, 09/01/30 (Call 06/01/30)	3,599	2,897,195
Series B, 4.15%, 07/15/27 (Call 04/15/27)	11,640	11,022,333
Series C, 3.40%, 03/01/50 (Call 09/01/49)	6,465	4,416,888
Series C, 5.10%, 07/15/47 (Call 01/15/47)(b)	4,688	4,251,078
Series C, 7.38%, 11/15/31(b)	3,710	4,155,200
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29 (Call 07/01/24)(a)	2,894	2,561,827
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	3,965	3,686,524
4.25%, 09/15/24 (Call 07/15/24)(a)	26	25,218
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	4,267	3,996,899
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,975	3,281,624

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	$8,021	$6,294,679
3.88%, 02/15/32 (Call 02/15/27)(a)	8,553	6,618,630
5.25%, 06/15/29 (Call 06/15/24)(a)	5,700	5,144,108
5.75%, 01/15/28 (Call 08/16/23)(b)	6,410	6,104,651
6.63%, 01/15/27 (Call 08/16/23)	2,935	2,914,416
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28
(Call 08/31/23)(a)(b)	5,005	4,547,670
PG&E Corp.
5.00%, 07/01/28 (Call 08/11/23)(b)	7,816	7,230,871
5.25%, 07/01/30 (Call 07/01/25)(b)	7,846	7,046,406
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	5,641	5,076,900
Talen Energy Supply LLC, 8.63%, 06/01/30	9,340	9,693,799
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 08/31/23)(a)(b)	2,739	2,675,263
TransAlta Corp.
6.50%, 03/15/40	2,093	2,001,801
7.75%, 11/15/29 (Call 11/15/25)(b)	3,180	3,299,250
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	9,820	8,667,637
5.00%, 07/31/27 (Call 08/11/23)(a)	10,098	9,513,126
5.50%, 09/01/26 (Call 08/11/23)(a)	7,735	7,479,740
5.63%, 02/15/27 (Call 08/11/23)(a)	10,026	9,694,431
		246,605,670
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	6,240	5,408,957
4.75%, 06/15/28 (Call 08/31/23)(a)(b)	4,665	4,190,243
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,340	2,273,937
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	2,338	2,167,781
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/31/23)(a)	11,045	11,171,741
7.25%, 06/15/28 (Call 08/31/23)(a)	9,950	10,146,811
		35,359,470
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	3,200	2,768,447
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	7,839	7,055,100
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(a)	15,560	13,662,163
Likewize Corp., 9.75%, 10/15/25 (Call 08/11/23)(a)(b)	3,170	3,057,496
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	7,757	6,854,637
5.00%, 10/01/25(a)	5,290	5,156,879
5.63%, 11/01/24(a)	2,655	2,638,913
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	3,850	3,710,162
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,829	4,923,055
4.38%, 02/15/30 (Call 11/15/29)(a)	3,491	3,104,200
TTM Technologies Inc., 4.00%, 03/01/29
(Call 03/01/24)(a)(b)	4,035	3,439,838
		56,370,890
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26 (Call 08/31/23)(a)(b)	5,753	4,852,943
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(a)(b)	3,060	2,746,602
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	5,426	4,787,993
5.00%, 01/31/28 (Call 07/31/27)(a)	5,412	5,022,485
Security	Par (000)	Value

Energy - Alternate Sources (continued)
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	$4,507	$4,349,074
		21,759,097
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	7,931	7,656,215
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	3,050	2,745,151
Artera Services LLC, 9.03%, 12/04/25
(Call 08/31/23)(a)(b)	7,753	7,289,257
ATP Tower Holdings LLC/Andean Tower Partners
Colombia SAS/Andean Telecom Par, 4.05%,
04/27/26 (Call 04/27/24)(a)(b)	2,837	2,501,894
Brand Industrial Services Inc., 10.38%, 08/01/30	10,460	10,669,409
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 08/31/23)(a)	3,212	3,085,158
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(a)	4,775	3,453,661
Dycom Industries Inc., 4.50%, 04/15/29
(Call 04/15/24)(a)(b)	3,847	3,476,255
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	2,441	2,375,020
4.25%, 09/15/28 (Call 06/15/28)(b)	4,590	4,291,650
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)	3,099	2,609,436
7.50%, 04/15/32 (Call 04/15/27)(a)(b)	2,330	1,971,611
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29
(Call 06/01/24)(a)(b)	2,470	2,062,450
INNOVATE Corp., 8.50%, 02/01/26
(Call 08/11/23)(a)(b)	2,590	1,981,350
Knife River Holding Co., 7.75%, 05/01/31(a)(b)	3,305	3,370,263
Railworks Holdings LP/Railworks Rally Inc., 8.25%,
11/15/28 (Call 11/15/24)(a)(b)	2,550	2,404,306
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	3,100	2,718,067
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	3,893	3,340,194
Tutor Perini Corp., 6.88%, 05/01/25
(Call 08/16/23)(a)(b)	3,782	3,239,792
VM Consolidated Inc., 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	2,725	2,500,448
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28 (Call 09/15/23)(a)(b)	3,191	2,864,062
		76,605,649
Entertainment — 3.5%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	4,243	3,753,700
Allen Media LLC/Allen Media Co-Issuer Inc.,
10.50%, 02/15/28 (Call 08/31/23)(a)(b)	3,993	2,266,028
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	7,306	5,004,610
10.00%, 06/15/26 (Call 08/11/23)(a)(b)	11,165	7,648,357
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 08/31/23)(a)	2,158	2,109,379
Boyne USA Inc., 4.75%, 05/15/29
(Call 05/15/24)(a)(b)	5,475	4,999,043
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	9,377	8,254,788
6.25%, 07/01/25 (Call 08/11/23)(a)	24,529	24,395,444
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	15,520	15,675,531
8.13%, 07/01/27 (Call 08/31/23)(a)(b)	13,318	13,659,913
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 08/11/23)(a)	7,788	7,866,635

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
CCM Merger Inc., 6.38%, 05/01/26
(Call 08/31/23)(a)(b)	$1,865	$1,816,972
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)	9,402	8,732,110
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	3,908	3,504,993
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/31/23)(b)	4,242	4,010,177
5.50%, 05/01/25 (Call 08/31/23)(a)	6,947	6,876,032
6.50%, 10/01/28 (Call 10/01/23)(b)	2,379	2,305,764
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)	5,424	5,013,830
5.50%, 04/01/27 (Call 08/31/23)(a)(b)	4,572	4,422,558
6.75%, 05/01/31(a)	4,700	4,593,780
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,940	5,195,776
5.88%, 03/15/26 (Call 08/31/23)(a)(b)	3,121	2,954,183
8.75%, 05/01/25 (Call 08/31/23)(a)(b)	228	230,279
Empire Resorts Inc., 7.75%, 11/01/26
(Call 11/01/23)(a)	2,325	1,867,199
Everi Holdings Inc., 5.00%, 07/15/29
(Call 07/15/24)(a)(b)	3,083	2,713,040
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 08/31/23)(a)(b)	2,443	2,442,084
International Game Technology PLC
4.13%, 04/15/26 (Call 08/31/23)(a)	5,809	5,508,989
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	5,920	5,624,015
6.25%, 01/15/27 (Call 07/15/26)(a)	5,835	5,813,119
6.50%, 02/15/25 (Call 08/15/24)(a)	3,821	3,826,731
Jacobs Entertainment Inc., 6.75%, 02/15/29
(Call 02/15/25)(a)(b)	3,971	3,616,914
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	7,029	4,809,101
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	3,886	3,480,923
4.75%, 10/15/27 (Call 08/31/23)(a)(b)	7,547	7,009,276
4.88%, 11/01/24 (Call 08/31/23)(a)(b)	3,771	3,719,149
5.63%, 03/15/26 (Call 08/31/23)(a)	2,339	2,280,525
6.50%, 05/15/27 (Call 08/31/23)(a)	9,385	9,432,834
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	3,130	3,045,091
Midwest Gaming Borrower LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)(b)	5,835	5,182,647
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/23)(a)(b)	785	777,150
8.00%, 02/01/26 (Call 08/31/23)(a)(b)	9,083	8,401,775
Motion Bondco DAC, 6.63%, 11/15/27
(Call 08/31/23)(a)(b)	3,145	2,906,530
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(a)(b)	3,215	3,212,171
Penn Entertainment Inc., 5.63%, 01/15/27
(Call 08/31/23)(a)(b)	3,098	2,913,810
Penn National Gaming Inc., 4.13%, 07/01/29
(Call 07/01/24)(a)(b)	3,179	2,625,775
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	5,799	4,392,742
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	5,696	4,204,787
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 08/11/23)(a)(b)	2,445	2,292,279
Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC, 4.63%, 04/06/31
(Call 01/06/31)(a)	$2,795	$2,180,552
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	7,825	6,484,444
8.45%, 07/27/30 (Call 05/27/30)(a)	3,000	2,994,699
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30
(Call 03/01/25)(a)(b)	6,226	5,516,610
Scientific Games International Inc.
7.00%, 05/15/28 (Call 08/31/23)(a)	5,506	5,486,178
7.25%, 11/15/29 (Call 11/15/24)(a)	3,982	3,972,045
8.63%, 07/01/25 (Call 08/16/23)(a)(b)	3,407	3,478,079
SeaWorld Parks & Entertainment Inc., 5.25%,
08/15/29 (Call 08/15/24)(a)(b)	5,698	5,128,200
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 08/31/23)(a)	3,943	3,716,278
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	6,311	6,028,826
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 08/31/23)(a)	2,686	2,692,561
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27 (Call 08/31/23)(a)	2,727	2,525,442
Universal Entertainment Corp., 8.75%, 12/11/24
(Call 12/11/23)(a)(b)(g)	5,850	5,896,800
Vail Resorts Inc., 6.25%, 05/15/25
(Call 08/31/23)(a)(b)	4,446	4,457,782
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	6,145	5,023,599
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	4,222	3,686,823
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	4,175	3,648,548
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	5,895	5,334,257
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	4,665	4,661,736
		330,301,997
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/31/23)(a)	4,314	4,137,989
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,253	2,145,695
6.38%, 02/01/31 (Call 02/01/26)(a)	3,770	3,788,028
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	5,971	5,273,071
5.00%, 09/01/30 (Call 09/01/25)(b)	3,058	2,645,170
Enviri Corp., 5.75%, 07/31/27 (Call 08/31/23)(a)(b)	3,653	3,155,279
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	5,842	5,198,841
3.75%, 08/01/25 (Call 08/31/23)(a)	5,685	5,434,410
4.00%, 08/01/28 (Call 08/11/23)(a)(b)	5,852	5,237,200
4.25%, 06/01/25 (Call 08/31/23)(a)	3,782	3,667,779
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	4,322	3,853,779
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,838	5,325,205
5.13%, 12/15/26 (Call 08/31/23)(a)	3,921	3,813,236
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	5,588	4,975,676
5.88%, 06/30/29 (Call 06/30/24)(a)	8,087	6,783,264
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)(b)	3,951	3,468,148
Waste Pro USA Inc., 5.50%, 02/15/26
(Call 08/31/23)(a)	3,747	3,550,283
		72,453,053

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 08/31/23)(a)	$5,743	$5,337,760
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	10,533	9,169,519
4.63%, 01/15/27 (Call 08/31/23)(a)	10,438	9,891,553
4.88%, 02/15/30 (Call 02/15/25)(a)	7,788	7,145,490
5.88%, 02/15/28 (Call 08/31/23)(a)	5,825	5,672,094
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	5,730	5,707,481
7.50%, 03/15/26 (Call 08/31/23)(a)	4,232	4,307,634
Aragvi Finance International DAC, 8.45%, 04/29/26
(Call 04/29/24)(a)	1,100	750,310
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/23)	7,205	6,864,226
5.25%, 09/15/27 (Call 08/31/23)(b)	4,374	3,771,923
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/23)(a)	3,162	2,447,754
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	3,363	3,060,286
7.50%, 04/15/25 (Call 08/31/23)(a)(b)	3,925	3,915,496
FAGE International SA/FAGE USA Dairy
Industry Inc., 5.63%, 08/15/26
(Call 08/31/23)(a)(b)	2,042	1,924,057
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 08/11/23)(a)(b)	2,469	950,691
Ingles Markets Inc., 4.00%, 06/15/31
(Call 06/15/26)(a)	2,820	2,387,559
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	7,611	6,717,058
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	5,554	4,877,374
4.88%, 05/15/28 (Call 11/15/27)(a)	4,014	3,812,677
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	7,904	7,021,260
5.50%, 10/15/27 (Call 08/31/23)(a)(b)	8,351	8,086,247
6.88%, 05/01/25 (Call 08/31/23)(a)(b)	1,303	1,302,797
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	6,923	5,588,938
4.25%, 04/15/31 (Call 04/15/26)	7,614	6,586,086
5.88%, 09/30/27 (Call 08/31/23)(a)	6,641	6,568,636
6.25%, 07/01/33	7,740	7,686,077
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	8,831	7,518,615
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	11,236	9,901,468
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	9,640	8,952,461
5.63%, 01/15/28 (Call 08/16/23)(a)	7,454	7,203,098
5.75%, 03/01/27 (Call 08/16/23)(a)	3,569	3,497,495
Safeway Inc., 7.25%, 02/01/31(b)	1,987	2,069,401
SEG Holding LLC/SEG Finance Corp., 5.63%,
10/15/28 (Call 10/15/23)(a)	2,612	2,467,268
Sigma Holdco BV, 7.88%, 05/15/26
(Call 08/11/23)(a)(b)	3,517	3,071,150
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	6,626	5,532,710
TreeHouse Foods Inc., 4.00%, 09/01/28
(Call 09/01/23)(b)	4,061	3,546,268
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	3,937	3,541,131
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	7,105	6,534,876
6.25%, 04/15/25 (Call 08/11/23)(a)	7,129	7,146,958
Security	Par (000)	Value

Food (continued)
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/23)(a)(b)	$3,992	$3,325,496
		205,859,378
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/23)(a)(b)	4,320	4,255,545
5.00%, 02/01/28 (Call 08/31/23)(a)(b)	9,080	8,535,232
6.38%, 05/01/25 (Call 08/31/23)(a)(b)	11,215	11,215,168
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	3,392	2,986,025
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	5,243	3,984,680
		30,976,650
Forest Products & Paper — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28
(Call 02/04/24)(a)	2,333	1,934,301
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	5,058	4,415,971
Glatfelter Corp., 4.75%, 11/15/29
(Call 11/01/24)(a)(b)	3,795	2,623,294
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(b)	6,781	5,552,631
5.50%, 01/15/26 (Call 08/31/23)	2,242	2,163,102
		16,689,299
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.,
9.38%, 06/01/28 (Call 06/01/25)(a)	3,875	3,950,175
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,550	5,385,747
5.75%, 05/20/27 (Call 02/20/27)(b)	4,018	3,670,046
5.88%, 08/20/26 (Call 05/20/26)	5,283	4,980,949
		17,986,917
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(b)	3,100	3,107,750
14.50%, 10/15/28(a)	1,995	1,755,600
		4,863,350
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,340	5,548,192
4.63%, 07/15/28 (Call 08/31/23)(a)(b)	12,193	11,313,073
Embecta Corp., 5.00%, 02/15/30
(Call 02/15/27)(a)(b)	3,925	3,238,125
Garden Spinco Corp., 8.63%, 07/20/30
(Call 07/20/27)(a)(b)	2,780	3,000,252
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	7,496	6,559,020
4.63%, 02/01/28 (Call 08/31/23)(a)(b)	3,200	3,041,725
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	34,916	30,574,970
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	19,469	17,272,478
Teleflex Inc.
4.25%, 06/01/28 (Call 08/31/23)(a)	3,867	3,555,520
4.63%, 11/15/27 (Call 08/16/23)	3,898	3,678,737
		87,782,092
Health Care - Services — 4.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	3,731	3,451,200
5.50%, 07/01/28 (Call 08/31/23)(a)	3,537	3,386,678

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(a)(b)	$2,350	$2,046,145
Air Methods Corp., 8.00%, 05/15/25
(Call 08/31/23)(a)(b)	2,092	10,460
Akumin Escrow Inc., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	2,898	2,149,895
Akumin Inc., 7.00%, 11/01/25 (Call 08/31/23)(a)	3,660	3,147,600
Cano Health LLC, 6.25%, 10/01/28
(Call 10/01/24)(a)(b)	2,343	1,452,660
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	4,356	3,634,826
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	5,126	4,293,025
5.00%, 07/15/27 (Call 08/31/23)(a)(b)	4,054	3,797,644
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	3,963	3,496,963
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	3,920	3,417,299
4.25%, 05/01/28 (Call 08/16/23)(a)	3,982	3,679,193
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,337	6,315,944
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	11,902	9,510,130
5.63%, 03/15/27 (Call 12/15/23)(a)	14,756	13,129,830
6.00%, 01/15/29 (Call 01/15/24)(a)	6,907	5,905,485
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	9,505	5,991,214
6.88%, 04/01/28 (Call 08/16/23)(a)(b)	5,869	3,606,566
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	10,683	7,080,247
8.00%, 03/15/26 (Call 08/31/23)(a)(b)	16,283	15,989,769
8.00%, 12/15/27 (Call 08/16/23)(a)(b)	5,236	5,119,735
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,690	9,347,759
4.63%, 06/01/30 (Call 06/01/25)(a)	21,462	18,313,555
Encompass Health Corp.
4.50%, 02/01/28 (Call 08/31/23)	6,353	5,901,242
4.63%, 04/01/31 (Call 04/01/26)	3,199	2,842,673
4.75%, 02/01/30 (Call 02/01/25)(b)	6,306	5,731,734
5.75%, 09/15/25 (Call 08/31/23)(b)	1,387	1,383,335
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)(b)	4,525	4,624,518
Global Medical Response Inc., 6.50%, 10/01/25
(Call 08/31/23)(a)(b)	4,455	2,645,646
HealthEquity Inc., 4.50%, 10/01/29
(Call 10/01/24)(a)(b)	4,750	4,254,889
Heartland Dental LLC/Heartland Dental
Finance Corp.
8.50%, 05/01/26 (Call 08/31/23)(a)	2,349	2,114,389
10.50%, 04/30/28(b)	4,205	4,215,512
IQVIA Inc.
5.00%, 10/15/26 (Call 08/31/23)(a)	7,996	7,763,458
5.00%, 05/15/27 (Call 08/31/23)(a)	8,607	8,299,750
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	4,025	4,064,204
Kedrion SpA, 6.50%, 09/01/29(a)(b)	6,125	5,267,500
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/31/23)(a)(b)	4,657	4,016,663
6.75%, 04/15/25 (Call 08/31/23)(a)(b)	4,666	4,737,716
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)	3,920	2,774,557
LifePoint Health Inc., 9.88%, 08/15/30	3,940	3,940,000
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	4,035	2,887,662
ModivCare Inc., 5.88%, 11/15/25
(Call 08/31/23)(a)(b)	3,783	3,508,733
Security	Par (000)	Value

Health Care - Services (continued)
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	$4,975	$4,255,756
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	5,858	4,886,900
4.38%, 06/15/28 (Call 08/31/23)(a)	6,350	5,822,483
Pediatrix Medical Group Inc., 5.38%, 02/15/30
(Call 02/15/25)(a)(b)	3,233	2,919,230
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 08/31/23)(a)	6,828	6,486,540
Quorum Health Corp.,0.00% 04/15/23(h)	1,183	—
Radiology Partners Inc., 9.25%, 02/01/28
(Call 08/31/23)(a)(b)	4,611	1,775,235
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%,
12/01/26 (Call 08/31/23)(a)(b)	9,942	9,322,281
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 08/31/23)(a)(b)	5,929	4,042,611
Select Medical Corp., 6.25%, 08/15/26
(Call 08/31/23)(a)(b)	9,817	9,733,343
Surgery Center Holdings Inc., 10.00%, 04/15/27
(Call 08/31/23)(a)(b)	2,816	2,881,768
Syneos Health Inc., 3.63%, 01/15/29
(Call 01/15/24)(a)(b)	4,645	4,598,683
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 08/16/23)(a)(b)	5,099	2,600,490
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	10,741	9,624,375
4.38%, 01/15/30 (Call 12/01/24)	11,265	10,047,094
4.63%, 06/15/28 (Call 08/16/23)(b)	4,761	4,405,955
4.88%, 01/01/26 (Call 08/16/23)	16,340	15,814,673
5.13%, 11/01/27 (Call 08/16/23)(b)	11,683	11,094,090
6.13%, 10/01/28 (Call 10/01/23)(b)	19,468	18,545,022
6.13%, 06/15/30 (Call 06/15/25)	15,479	15,041,718
6.25%, 02/01/27 (Call 08/16/23)	11,674	11,459,905
6.75%, 05/15/31 (Call 05/15/26)(a)(b)	10,430	10,360,289
6.88%, 11/15/31(b)	2,833	2,837,250
Toledo Hospital (The)
6.02%, 11/15/48	2,500	1,715,175
Series B, 5.33%, 11/15/28	2,000	1,625,000
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 08/31/23)(a)(b)	5,732	5,008,794
		396,152,663
Holding Companies - Diversified — 0.5%
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)(b)	2,328	1,911,495
5.25%, 04/15/29 (Call 04/15/24)(a)(b)	7,796	7,097,524
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	5,915	4,797,612
4.75%, 09/15/24 (Call 06/15/24)(b)	7,661	7,411,286
5.25%, 05/15/27 (Call 11/15/26)	11,285	9,947,738
6.25%, 05/15/26 (Call 08/31/23)(b)	9,620	9,018,167
6.38%, 12/15/25 (Call 08/31/23)	5,826	5,575,649
Stena International SA, 6.13%, 02/01/25
(Call 08/11/23)(a)(b)	2,275	2,227,225
		47,986,696
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)(b)	2,748	2,377,899
4.63%, 04/01/30 (Call 04/01/25)(a)(b)	3,100	2,650,500

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.63%, 01/15/28 (Call 08/31/23)(a)	$1,909	$1,831,735
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 08/16/23)(b)	2,717	2,624,099
7.25%, 10/15/29 (Call 10/15/24)(b)	2,723	2,676,186
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	3,676	2,985,815
5.00%, 06/15/29 (Call 06/15/24)(a)	2,831	2,349,730
6.25%, 09/15/27 (Call 08/31/23)(a)	4,714	4,358,093
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	3,911	3,401,338
6.75%, 06/01/27 (Call 08/31/23)	3,640	3,654,087
Empire Communities Corp., 7.00%, 12/15/25
(Call 08/31/23)(a)(b)	3,667	3,524,510
Forestar Group Inc.
3.85%, 05/15/26 (Call 08/31/23)(a)	3,133	2,908,226
5.00%, 03/01/28 (Call 08/31/23)(a)(b)	2,329	2,159,740
Installed Building Products Inc., 5.75%, 02/01/28
(Call 08/16/23)(a)(b)	2,401	2,273,451
K Hovnanian Enterprises Inc., 10.50%, 02/15/26
(Call 08/31/23)(a)(b)	55	55,275
KB Home
4.00%, 06/15/31 (Call 12/15/30)	3,039	2,646,057
4.80%, 11/15/29 (Call 05/15/29)(b)	2,377	2,192,783
6.88%, 06/15/27 (Call 12/15/26)(b)	2,155	2,192,720
7.25%, 07/15/30 (Call 07/15/25)(b)	2,807	2,864,880
LGI Homes Inc., 4.00%, 07/15/29
(Call 01/15/29)(a)(b)	2,414	2,028,007
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	2,336	2,020,640
4.95%, 02/01/28 (Call 08/16/23)	3,140	2,959,403
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	4,771	4,185,097
5.25%, 12/15/27 (Call 08/31/23)(a)(b)	3,861	3,650,911
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	3,524	3,151,207
5.13%, 06/06/27 (Call 12/06/26)(b)	2,109	2,041,043
6.00%, 06/01/25 (Call 03/01/25)(b)	2,908	2,904,365
New Home Co. Inc., 8.25%, 10/15/27
(Call 08/16/23)(a)(b)	2,024	1,872,200
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 08/31/23)	3,495	3,180,450
4.75%, 04/01/29 (Call 04/01/24)(b)	2,344	2,080,792
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	3,997	3,731,199
5.75%, 01/15/28 (Call 10/15/27)(a)	3,525	3,436,048
5.88%, 06/15/27 (Call 03/15/27)(a)	3,895	3,834,115
Thor Industries Inc., 4.00%, 10/15/29
(Call 10/15/24)(a)(b)	3,977	3,416,352
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	2,294	2,216,578
5.70%, 06/15/28 (Call 12/15/27)(b)	2,741	2,631,360
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 08/31/23)(a)(b)	2,405	2,333,466
		101,400,357
Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	$6,385	$5,167,814
4.00%, 04/15/29 (Call 04/15/24)(a)	6,290	5,452,244
		10,620,058
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(Call 03/15/24)(a)(b)	4,559	3,889,754
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	4,015	3,413,413
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	3,069	2,562,103
5.13%, 02/01/28 (Call 08/31/23)(b)	2,345	2,213,632
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc.
5.00%, 12/31/26 (Call 08/31/23)(a)	3,650	3,394,500
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	4,101	3,609,782
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	3,958	3,264,386
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,405	2,164,500
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	2,309	2,108,765
		26,620,835
Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 08/31/23)(a)(b)	5,086	4,780,944
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	15,397	14,614,819
4.88%, 06/01/25 (Call 05/01/25)	4,035	3,904,060
5.88%, 04/01/36 (Call 10/01/35)(b)	3,250	2,824,839
6.00%, 04/01/46 (Call 10/01/45)	5,057	4,099,191
6.38%, 09/15/27 (Call 06/15/27)(b)	3,944	3,879,910
6.63%, 09/15/29 (Call 06/15/29)(b)	3,985	3,980,674
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	3,802	3,088,087
4.38%, 02/01/32 (Call 08/01/26)	3,049	2,469,729
4.50%, 10/15/29 (Call 10/15/24)(b)	3,111	2,729,903
5.25%, 12/15/26 (Call 08/16/23)(b)	1,891	1,800,854
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(Call 10/01/24)(a)(b)	4,880	3,013,530
		51,186,540
Insurance — 1.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	5,458	4,706,180
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	3,925	3,365,311
7.00%, 11/15/25 (Call 08/31/23)(a)(b)	7,149	6,903,552
10.13%, 08/01/26 (Call 08/31/23)(a)(b)	3,044	3,116,264
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	5,817	5,308,012
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	3,520	3,114,687
6.75%, 10/15/27 (Call 08/31/23)(a)	10,432	9,881,231
6.75%, 04/15/28 (Call 04/15/25)(a)	9,685	9,635,905
AmWINS Group Inc., 4.88%, 06/30/29
(Call 06/30/24)(a)	6,124	5,618,380
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28),
(3-mo. LIBOR US + 4.135%)(d)	2,965	2,886,601
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	4,203	3,668,886
7.00%, 08/15/25 (Call 08/31/23)(a)	3,855	3,806,436
BroadStreet Partners Inc., 5.88%, 04/15/29
(Call 04/15/24)(a)(b)	5,680	5,072,388

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Genworth Holdings Inc., 6.50%, 06/15/34	$2,165	$1,901,179
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	5,776	4,155,904
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 08/31/23)(a)(b)	3,733	3,697,204
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)	4,334	3,868,217
7.00%, 05/01/26 (Call 08/11/23)(a)(b)	12,656	12,630,224
HUB International Ltd., 7.25%, 06/15/30
(Call 06/15/26)(a)	16,955	17,277,314
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)	5,685	5,798,813
10.50%, 12/15/30 (Call 12/15/25)(a)(b)	2,325	2,301,758
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26),
(5-year CMT + 3.315%)(a)(b)(d)	3,620	2,892,708
4.30%, 02/01/61 (Call 02/01/26)(a)	6,085	3,783,870
7.80%, 03/07/87(a)	3,372	3,491,979
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/16/23)	5,188	4,939,595
NMI Holdings Inc., 7.38%, 06/01/25
(Call 03/30/25)(a)	2,862	2,890,116
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	1,905	1,733,894
6.80%, 01/24/30 (Call 10/24/29)(a)	3,285	3,055,024
Ryan Specialty Group LLC, 4.38%, 02/01/30
(Call 02/01/25)(a)(b)	3,133	2,771,897
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/23)(a)(b)	4,219	4,201,977
		148,475,506
Internet — 1.7%
Acuris Finance Us Inc./Acuris Finance SARL,
5.00%, 05/01/28 (Call 05/01/24)(a)	2,700	2,142,260
ANGI Group LLC, 3.88%, 08/15/28
(Call 08/15/23)(a)(b)	3,909	3,282,760
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	7,445	6,477,592
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	3,942	3,395,048
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	3,491	2,897,030
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	3,185	2,422,738
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	3,092	2,916,425
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	3,777	3,502,661
7.00%, 06/15/27 (Call 06/15/24)(a)	3,435	3,315,235
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	5,020	4,975,924
Gen Digital Inc., 5.00%, 04/15/25 (Call 08/11/23)(a)	8,022	7,907,439
Getty Images Inc., 9.75%, 03/01/27
(Call 08/16/23)(a)(b)	2,238	2,228,715
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	6,290	5,408,753
5.25%, 12/01/27 (Call 08/31/23)(a)(b)	4,694	4,482,770
GrubHub Holdings Inc., 5.50%, 07/01/27
(Call 08/11/23)(a)(b)	3,847	2,742,988
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(a)	3,625	3,153,750
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	3,950	3,251,640
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	3,977	3,431,952
4.63%, 06/01/28 (Call 08/31/23)(a)(b)	3,867	3,567,193
5.00%, 12/15/27 (Call 08/31/23)(a)(b)	3,512	3,327,788
Security	Par (000)	Value

Internet (continued)
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	$2,724	$2,588,299
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/31/23)(a)	6,044	4,503,755
Newfold Digital Holdings Group Inc., 6.00%,
02/15/29 (Call 02/15/24)(a)	4,951	3,651,363
Northwest Fiber LLC/Northwest Fiber Finance
Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(a)	2,665	2,319,496
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	2,307	1,822,530
10.75%, 06/01/28 (Call 08/31/23)(a)(b)	1,930	1,767,425
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	6,990	7,014,393
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	4,710	4,746,432
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(d)(e)	5,805	3,947,400
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(b)(d)(e)	7,835	3,839,150
10.25%, 11/30/24(a)	7,125	7,108,585
Shutterfly Finance LLC, 8.50%, 10/01/27
(Call 06/09/25), (4.25% PIK)(a)(b)(c)	4,958	3,221,886
TripAdvisor Inc., 7.00%, 07/15/25
(Call 08/11/23)(a)(b)	3,672	3,678,646
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	11,712	10,825,019
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	4,248	4,215,122
7.50%, 05/15/25 (Call 08/31/23)(a)	7,911	7,999,711
7.50%, 09/15/27 (Call 08/31/23)(a)	8,957	9,142,427
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	3,564	3,122,987
		160,345,287
Iron & Steel — 0.8%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)(b)	2,444	2,224,090
5.13%, 10/01/31 (Call 10/01/26)(b)	2,815	2,526,329
5.88%, 12/01/27 (Call 08/31/23)(b)	2,682	2,606,830
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26 (Call 08/31/23)(a)(b)	4,340	4,209,800
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29 (Call 09/15/23)(a)	5,709	5,690,160
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 08/31/23)(b)	3,092	3,044,755
7.63%, 03/15/30 (Call 03/15/25)(b)	2,265	2,310,164
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,915	2,669,162
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,475	2,193,913
5.88%, 06/01/27 (Call 08/31/23)(b)	4,391	4,311,263
6.75%, 03/15/26 (Call 08/31/23)(a)	5,978	6,011,722
6.75%, 04/15/30	5,795	5,637,352
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	2,253	1,955,919
4.13%, 01/15/30 (Call 01/15/25)(b)	2,362	2,114,279
4.38%, 03/15/32 (Call 03/15/27)(b)	2,295	1,990,679
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 09/01/23)(a)(b)	2,183	2,117,510
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	4,840	4,853,220
8.13%, 05/01/27 (Call 09/01/23)(a)(b)	5,368	5,372,724
8.50%, 05/01/30 (Call 05/01/25)(a)	4,843	4,893,294
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/15/24)(a)(b)	2,669	2,231,951

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
U.S. Steel Corp.
6.65%, 06/01/37(b)	$2,037	$1,994,498
6.88%, 03/01/29 (Call 03/01/24)(b)	3,671	3,626,011
		74,585,625
Leisure Time — 2.8%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	18,579	16,518,738
5.75%, 03/01/27 (Call 12/01/26)(a)	27,370	25,317,534
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	15,490	13,923,794
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	11,414	11,260,076
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	7,051	7,371,757
10.50%, 02/01/26 (Call 08/31/23)(a)(b)	5,809	6,123,354
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	7,759	8,207,734
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	15,765	17,201,964
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 08/31/23)(a)(b)	3,284	2,753,394
Life Time Inc.
5.75%, 01/15/26 (Call 08/31/23)(a)	7,277	7,133,504
8.00%, 04/15/26 (Call 08/31/23)(a)(b)	3,612	3,611,669
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28(b)	2,150	2,220,155
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)(b)	2,780	2,667,758
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(a)(b)	4,080	3,337,664
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/11/23)(a)(b)	4,029	3,869,326
5.88%, 03/15/26 (Call 12/15/25)(a)	11,225	10,621,743
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	7,910	7,702,976
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	4,658	4,459,871
8.38%, 02/01/28 (Call 02/01/25)(a)	4,860	5,066,681
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(a)(b)	4,117	3,746,470
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	3,866	3,373,030
4.25%, 07/01/26 (Call 01/01/26)(a)	5,117	4,756,137
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	7,731	7,350,824
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	7,815	7,494,910
5.50%, 04/01/28 (Call 10/01/27)(a)	11,710	11,036,643
7.25%, 01/15/30 (Call 12/15/25)(a)(b)	5,420	5,478,617
7.50%, 10/15/27(b)	2,387	2,429,152
8.25%, 01/15/29 (Call 04/01/25)(a)	7,765	8,109,681
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	7,670	8,165,704
11.50%, 06/01/25 (Call 08/11/23)(a)	5,341	5,658,352
11.63%, 08/15/27 (Call 08/15/24)(a)	9,676	10,565,428
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 08/31/23)(a)	6,446	6,027,590
6.25%, 05/15/25 (Call 08/31/23)(a)	1,754	1,721,809
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,832	3,611,660
9.13%, 07/15/31 (Call 07/15/26)(a)(b)	5,649	5,808,302
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29
(Call 02/15/24)(a)(b)	2,795	2,599,993
Vista Outdoor Inc., 4.50%, 03/15/29
(Call 03/15/24)(a)(b)	3,889	3,307,478
VOC Escrow Ltd., 5.00%, 02/15/28
(Call 08/31/23)(a)	5,305	4,929,074
		265,540,546
Security	Par (000)	Value

Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 08/11/23)(b)	$7,975	$7,510,715
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	7,065	6,321,590
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)(b)	3,213	2,963,500
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(a)	4,096	3,671,702
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	11,657	9,782,014
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	6,241	5,560,544
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	8,575	7,479,616
4.88%, 01/15/30 (Call 01/15/25)	7,791	7,304,065
5.38%, 05/01/25 (Call 08/11/23)(a)(b)	3,329	3,297,916
5.75%, 05/01/28 (Call 08/31/23)(a)	3,744	3,687,142
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	3,951	3,377,391
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,690	5,979,454
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27 (Call 08/16/23)	4,282	4,137,454
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	3,885	3,654,382
3.20%, 08/08/24 (Call 07/08/24)	11,610	11,269,804
3.50%, 08/18/26 (Call 06/18/26)	7,900	7,386,237
3.90%, 08/08/29 (Call 05/08/29)(b)	5,942	5,325,765
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	3,953	3,426,777
4.75%, 01/15/28 (Call 08/31/23)(b)	2,786	2,519,853
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	3,351	3,178,648
4.75%, 10/15/28 (Call 07/15/28)(b)	5,871	5,420,049
5.50%, 04/15/27 (Call 01/15/27)	5,329	5,134,010
5.75%, 06/15/25 (Call 03/15/25)(b)	5,246	5,187,924
6.75%, 05/01/25 (Call 08/31/23)	5,844	5,869,153
Station Casinos LLC
4.50%, 02/15/28 (Call 08/31/23)(a)(b)	5,425	4,920,855
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	4,015	3,392,675
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming Finance
Corp., 5.88%, 05/15/25 (Call 08/31/23)(a)(b)	1,992	1,912,320
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	5,095	4,378,465
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	2,706	2,336,557
6.00%, 04/01/27 (Call 01/01/27)(b)	3,132	3,069,673
6.60%, 10/01/25 (Call 07/01/25)	2,583	2,594,985
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	5,030	5,007,063
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/31/23)(a)(b)	3,990	3,651,631
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	7,185	6,828,796
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	13,816	13,555,752
		181,094,477
Machinery — 0.8%
ATS Automation Tooling Systems Inc., 4.13%,
12/15/28 (Call 12/15/23)(a)	2,827	2,528,562
BWX Technologies Inc.
4.13%, 06/30/28 (Call 08/31/23)(a)	3,146	2,863,442
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	3,070	2,755,325

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	$11,390	$11,673,038
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	4,000	4,290,000
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/23)(a)(b)	3,973	3,302,477
GrafTech Global Enterprises Inc., 9.88%,
12/15/28(a)(b)	3,435	3,489,204
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 08/11/23), (13.75% PIK)(a)(b)(c)	3,478	3,234,540
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 08/16/23)(a)(b)	2,118	2,107,410
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 08/31/23)(a)(b)	1,977	1,977,000
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(a)(b)	3,608	3,214,849
OT Merger Corp., 7.88%, 10/15/29
(Call 10/15/24)(a)	2,335	1,508,739
SPX FLOW Inc., 8.75%, 04/01/30
(Call 04/01/25)(a)(b)	3,939	3,632,546
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	4,729	4,400,193
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 04/15/26 (Call 09/01/23)(a)	4,959	4,606,075
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 08/31/23)(a)(b)	3,131	2,919,657
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 08/31/23)(a)	12,156	11,367,722
Vertiv Group Corp., 4.13%, 11/15/28
(Call 11/15/24)(a)(b)	6,735	6,045,819
		75,916,598
Manufacturing — 0.5%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	3,181	2,822,846
5.63%, 07/01/27 (Call 08/31/23)(a)	3,055	2,963,350
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(a)	4,225	4,345,412
EnPro Industries Inc., 5.75%, 10/15/26
(Call 08/31/23)(b)	2,659	2,592,525
FXI Holdings Inc.
12.25%, 11/15/26(b)	3,185	2,946,125
12.25%, 11/15/26 (Call 08/31/23)(a)(b)	5,975	5,556,750
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 08/31/23)(a)(b)	4,196	4,143,741
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	2,721	2,326,455
5.00%, 09/15/26 (Call 07/15/26)(b)	2,877	2,816,997
5.75%, 06/15/25 (Call 08/11/23)(b)	2,376	2,351,708
LSB Industries Inc., 6.25%, 10/15/28
(Call 10/15/24)(a)(b)	5,525	5,071,950
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	2,247	2,197,099
7.75%, 07/15/28 (Call 07/15/25)(a)	3,140	3,194,876
		43,329,834
Media — 8.1%
Altice Financing SA
5.00%, 01/15/28 (Call 08/31/23)(a)(b)	9,246	7,174,539
5.75%, 08/15/29 (Call 08/15/24)(a)	15,977	11,981,461
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	7,714	4,284,356
4.75%, 08/01/25 (Call 08/31/23)(b)	6,159	5,454,997
Security	Par (000)	Value

Media (continued)
Audacy Capital Corp.
6.50%, 05/01/27 (Call 08/16/23)(a)	$2,719	$42,053
6.75%, 03/31/29 (Call 03/31/24)(a)	2,981	63,913
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 08/31/23)(a)	2,378	1,547,984
Block Communications Inc., 4.88%, 03/01/28
(Call 08/31/23)(a)(b)	2,272	1,901,967
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	5,001	3,950,790
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	23,200	19,072,530
4.25%, 01/15/34 (Call 01/15/28)(a)	15,470	11,890,561
4.50%, 08/15/30 (Call 02/15/25)(a)	21,278	18,028,784
4.50%, 05/01/32 (Call 05/01/26)	22,331	18,207,878
4.50%, 06/01/33 (Call 06/01/27)(a)	13,557	10,727,654
4.75%, 03/01/30 (Call 09/01/24)(a)	23,580	20,438,363
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	9,235	7,624,505
5.00%, 02/01/28 (Call 08/16/23)(a)	19,295	17,831,111
5.13%, 05/01/27 (Call 08/31/23)(a)	25,204	23,646,344
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	11,635	10,632,694
5.50%, 05/01/26 (Call 08/31/23)(a)	5,832	5,693,804
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	11,697	11,184,449
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	8,615	8,565,913
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	7,675	5,316,396
4.13%, 12/01/30 (Call 12/01/25)(a)	8,608	6,223,801
4.50%, 11/15/31 (Call 11/15/26)(a)	11,490	8,242,842
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	17,960	9,022,303
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	3,830	1,935,638
5.38%, 02/01/28 (Call 08/31/23)(a)	7,835	6,542,761
5.50%, 04/15/27 (Call 08/31/23)(a)	10,151	8,703,221
5.75%, 01/15/30 (Call 01/15/25)(a)	17,390	9,002,405
6.50%, 02/01/29 (Call 02/01/24)(a)	13,527	11,485,976
7.50%, 04/01/28 (Call 08/11/23)(a)(b)	8,148	5,033,975
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	7,720	7,633,150
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 08/31/23)(a)(b)	2,629	1,972,407
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 08/31/23)(a)	28,886	26,076,082
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	21,330	17,469,381
5.75%, 12/01/28 (Call 12/01/27)(a)	19,491	14,998,687
5.88%, 11/15/24	15,107	13,791,849
7.38%, 07/01/28 (Call 08/11/23)(b)	7,694	4,327,875
7.75%, 07/01/26	15,483	10,009,759
5.13%, 06/01/29(b)	11,568	5,812,920
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	27,280	27,459,446
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/23)(a)	2,574	2,215,545
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	4,751	4,129,699
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	10,076	7,030,982
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	6,216	4,373,329
5.88%, 07/15/26 (Call 08/31/23)(a)(b)	5,366	4,830,484
7.00%, 05/15/27 (Call 08/11/23)(a)(b)	5,758	4,980,670
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)(b)	3,820	2,936,612
5.25%, 08/15/27 (Call 08/16/23)(a)(b)	5,861	4,611,181

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.38%, 05/01/26 (Call 08/16/23)	$6,130	$5,298,160
8.38%, 05/01/27 (Call 08/16/23)(b)	7,910	5,410,969
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	6,353	5,253,453
6.75%, 10/15/27 (Call 08/31/23)(a)	8,992	8,410,131
Liberty Interactive LLC
8.25%, 02/01/30(b)	3,715	1,407,688
8.50%, 07/15/29	2,087	787,467
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	6,497	5,704,366
8.00%, 08/01/29 (Call 08/01/24)(a)	5,312	4,568,320
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27 (Call 08/16/23)(a)(b)	2,623	2,474,075
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	7,916	6,990,461
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	3,835	3,509,025
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	7,911	6,972,155
5.63%, 07/15/27 (Call 08/11/23)(a)	13,583	12,769,510
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(d)	5,001	3,875,775
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(b)(d)	7,730	6,372,998
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	6,938	5,638,057
6.50%, 09/15/28 (Call 09/15/23)(a)	7,871	4,718,253
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	4,206	3,496,952
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,985	2,275,316
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 08/31/23)(a)(b)	3,254	2,717,806
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	5,893	3,842,177
5.13%, 02/15/27 (Call 08/16/23)(a)(b)	2,079	1,737,919
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	3,842	2,027,692
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	7,699	6,946,808
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	11,583	9,068,989
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	15,554	13,533,257
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	11,653	9,597,061
5.00%, 08/01/27 (Call 08/31/23)(a)	11,663	10,835,977
5.50%, 07/01/29 (Call 07/01/24)(a)	9,712	8,873,554
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(a)	2,377	1,634,162
TEGNA Inc.
4.63%, 03/15/28 (Call 08/31/23)	7,743	6,929,985
4.75%, 03/15/26 (Call 08/31/23)(a)	4,232	4,061,450
5.00%, 09/15/29 (Call 09/15/24)(b)	8,604	7,668,315
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 08/11/23)(a)	7,800	7,130,760
Townsquare Media Inc., 6.88%, 02/01/26
(Call 08/31/23)(a)(b)	3,989	3,844,399
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	8,189	7,085,742
5.13%, 02/15/25 (Call 08/11/23)(a)	10,997	10,778,124
6.63%, 06/01/27 (Call 08/11/23)(a)	11,714	11,397,323
7.38%, 06/30/30 (Call 06/30/25)(a)	6,999	6,812,238
8.00%, 08/15/28 (Call 08/15/25)(a)	3,870	3,899,025
Security	Par (000)	Value

Media (continued)
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	$9,727	$8,169,159
UPC Holding BV, 5.50%, 01/15/28 (Call 08/11/23)(a)	3,440	3,061,600
Urban One Inc., 7.38%, 02/01/28
(Call 02/01/24)(a)(b)	5,693	5,025,439
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	3,969	3,453,030
5.13%, 04/15/27 (Call 08/31/23)(a)	4,678	4,510,865
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	7,200	5,907,975
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	7,060	6,047,479
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	10,981	10,137,507
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 08/31/23)(a)	4,025	3,542,138
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	11,917	9,684,021
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	3,840	3,033,597
6.00%, 01/15/27 (Call 08/31/23)(a)(b)	4,810	4,474,741
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	7,680	6,503,047
		766,022,518
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 08/16/23)(a)(b)	2,749	2,625,440
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	3,937	3,897,246
Park-Ohio Industries Inc., 6.63%, 04/15/27
(Call 08/31/23)(b)	2,596	2,281,586
Roller Bearing Co of America Inc., 4.38%, 10/15/29
(Call 10/15/24)(a)(b)	3,998	3,563,217
		12,367,489
Mining — 1.2%
Arconic Corp.
6.00%, 05/15/25 (Call 08/10/23)(a)	5,246	5,316,375
6.13%, 02/15/28 (Call 08/10/23)(a)(b)	6,328	6,495,262
Arsenal AIC Parent LLC, 8.00%, 10/01/30	2,555	2,606,100
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(a)(b)	1,952	1,854,400
Coeur Mining Inc., 5.13%, 02/15/29
(Call 02/15/24)(a)(b)	2,508	2,080,988
Compass Minerals International Inc., 6.75%,
12/01/27 (Call 08/11/23)(a)(b)	3,835	3,736,010
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	3,925	3,412,434
5.63%, 06/15/28 (Call 08/11/23)(a)(b)	2,490	2,371,972
5.88%, 02/15/26 (Call 08/31/23)(a)(b)	1,823	1,796,405
Eldorado Gold Corp., 6.25%, 09/01/29
(Call 09/01/24)(a)(b)	3,820	3,419,346
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	11,586	9,962,954
4.50%, 09/15/27 (Call 06/15/27)(a)	4,772	4,460,866
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	5,478	5,253,762
6.13%, 04/15/32 (Call 01/15/32)(a)	6,170	5,923,766
Hecla Mining Co., 7.25%, 02/15/28
(Call 08/16/23)(b)	3,620	3,583,981
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/24)(a)(b)	4,551	4,315,618
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	4,629	4,434,489

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
IAMGOLD Corp., 5.75%, 10/15/28
(Call 10/15/23)(a)(b)	$3,461	$2,664,970
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26 (Call 08/16/23)(a)	2,085	2,064,150
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	4,316	3,528,330
4.63%, 03/01/28 (Call 08/31/23)(a)(b)	3,819	3,427,858
New Gold Inc., 7.50%, 07/15/27 (Call 08/31/23)(a)	3,040	2,904,720
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	5,925	5,383,917
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	5,732	4,773,055
4.75%, 01/30/30 (Call 01/30/25)(a)	12,437	11,177,863
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 09/01/23)(a)(b)	3,215	3,141,698
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 08/31/23)(a)(b)	3,051	2,822,332
		112,913,621
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)(b)	2,955	2,232,300
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	2,683	1,821,140
Xerox Corp.
4.80%, 03/01/35	1,917	1,306,971
6.75%, 12/15/39(b)	2,676	2,062,703
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	5,684	5,453,421
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	5,902	5,179,442
		18,055,977
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	2,329	1,952,992
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	3,388	2,999,717
		4,952,709
Oil & Gas — 5.7%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 08/31/23)(a)	5,809	5,764,858
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	4,740	4,418,122
7.63%, 02/01/29 (Call 02/01/24)(a)	3,200	3,277,482
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	3,144	2,838,074
7.00%, 11/01/26 (Call 08/31/23)(a)(b)	4,154	4,062,705
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	2,308	2,292,095
9.00%, 11/01/27 (Call 11/01/26)(a)	1,519	1,893,970
Baytex Energy Corp.
8.50%, 04/30/30(b)	6,315	6,399,185
8.75%, 04/01/27 (Call 08/31/23)(a)(b)	3,238	3,318,351
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 08/31/23)(a)	3,029	2,882,370
California Resources Corp., 7.13%, 02/01/26
(Call 08/31/23)(a)(b)	4,670	4,705,025
Callon Petroleum Co.
6.38%, 07/01/26 (Call 08/31/23)(b)	2,516	2,465,246
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	4,744	4,605,558
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	5,017	5,086,872
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(a)(b)	2,550	2,441,625
9.75%, 07/15/28(b)	2,600	2,593,716
Security	Par (000)	Value

Oil & Gas (continued)
11.00%, 04/15/25 (Call 08/31/23)(a)(b)	$1,908	$1,965,240
Centennial Resource Production LLC, 6.88%,
04/01/27 (Call 08/31/23)(a)(b)	2,812	2,783,880
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 08/31/23)(a)	3,915	3,853,969
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	3,874	3,704,959
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,406	7,373,006
Citgo Holding Inc., 9.25%, 08/01/24
(Call 08/31/23)(a)	9,102	9,102,000
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 08/31/23)(a)	5,733	5,561,010
7.00%, 06/15/25 (Call 08/31/23)(a)	8,972	8,863,977
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	3,120	2,944,500
8.38%, 07/01/28 (Call 07/01/25)(a)	10,550	10,851,308
8.75%, 07/01/31 (Call 07/01/26)(a)	10,474	10,840,590
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	3,948	3,692,654
7.25%, 03/14/27 (Call 08/31/23)(a)(b)	2,595	2,587,792
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	4,030	3,995,911
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	5,520	5,260,838
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	7,432	6,578,696
6.75%, 03/01/29 (Call 03/01/24)(a)	9,537	8,895,814
Conuma Resources Ltd., 13.13%, 05/01/28(b)	1,925	1,819,125
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 08/31/23)(a)	5,546	5,465,694
9.25%, 02/15/28 (Call 02/15/25)(a)	4,520	4,597,744
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	3,037	2,855,821
5.63%, 10/15/25 (Call 08/31/23)(a)	6,957	6,852,645
CVR Energy Inc.
5.25%, 02/15/25 (Call 08/16/23)(a)(b)	4,638	4,504,294
5.75%, 02/15/28 (Call 08/16/23)(a)	3,156	2,848,290
Earthstone Energy Holdings LLC
8.00%, 04/15/27 (Call 04/15/24)(a)(b)	4,255	4,210,787
9.88%, 07/15/31(a)(b)	3,840	3,963,363
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(a)(b)	5,434	4,984,488
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 08/31/23)(a)	7,079	6,892,824
Energean PLC, 6.50%, 04/30/27
(Call 10/30/23)(a)(b)	3,455	3,147,505
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)(b)	2,350	2,212,201
Global Marine Inc., 7.00%, 06/01/28	2,042	1,781,645
Gran Tierra Energy Inc., 7.75%, 05/23/27
(Call 05/23/24)(a)(b)	1,554	1,237,682
Gran Tierra Energy International Holdings Ltd.,
6.25%, 02/15/25 (Call 02/15/24)(a)(b)	1,324	1,147,959
Gulfport Energy Operating Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)	3,425	3,458,446
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/23)(a)	3,966	3,678,824
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,638	4,290,150
6.00%, 04/15/30 (Call 04/15/25)(a)	3,928	3,630,780
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	4,665	4,224,580
6.25%, 11/01/28 (Call 11/01/23)(a)	4,443	4,253,131
6.25%, 04/15/32 (Call 05/15/27)(a)	3,867	3,514,815

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 08/31/23)(a)	$4,789	$4,549,444
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)	2,311	1,975,905
9.50%, 01/15/25 (Call 08/31/23)(b)	3,223	3,206,885
10.13%, 01/15/28 (Call 08/31/23)(b)	2,355	2,352,457
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26
(Call 08/11/23)(a)	3,132	3,069,360
Matador Resources Co.
5.88%, 09/15/26 (Call 08/16/23)(b)	5,491	5,343,452
6.88%, 04/15/28(b)	3,915	3,890,753
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	4,726	4,530,512
7.13%, 02/01/27 (Call 08/31/23)(a)	3,214	3,257,984
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/31/23)(a)	5,308	4,957,505
10.50%, 05/15/27 (Call 08/31/23)(a)(b)	3,510	3,426,609
Murphy Oil Corp.
5.88%, 12/01/27 (Call 08/16/23)(b)	4,204	4,158,252
5.88%, 12/01/42 (Call 06/01/42)	2,576	2,200,795
6.38%, 07/15/28 (Call 07/15/24)	3,591	3,575,174
7.05%, 05/01/29	1,905	1,929,138
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	3,471	3,401,580
7.38%, 05/15/27 (Call 05/15/24)(a)	5,500	5,378,890
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 08/31/23)(a)	4,388	4,224,591
7.50%, 01/15/28 (Call 08/31/23)(a)	2,957	2,712,268
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 08/31/23)(a)	6,480	6,432,385
Noble Finance II LLC, 8.00%, 04/15/30(b)	4,715	4,850,556
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)	5,509	5,467,682
8.75%, 06/15/31	3,870	3,899,207
Oasis Petroleum Inc., 6.38%, 06/01/26
(Call 08/31/23)(a)	3,140	3,116,162
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	6,252	5,517,229
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	6,180	5,423,272
5.88%, 07/15/27 (Call 08/31/23)(a)	3,936	3,829,837
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	3,620	3,334,264
5.15%, 11/15/29 (Call 08/15/29)(b)	2,770	2,571,259
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 08/31/23)(b)	6,567	6,200,824
7.25%, 06/15/25 (Call 08/31/23)(b)	5,192	5,179,020
PDC Energy Inc., 5.75%, 05/15/26
(Call 08/31/23)(b)	5,629	5,661,085
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 08/31/23)(a)(b)	2,234	2,144,640
7.75%, 02/15/26 (Call 02/15/24)(a)	2,103	2,123,698
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	4,750	3,681,250
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,150	2,970,356
7.13%, 01/15/26 (Call 08/16/23)(a)(b)	2,442	2,419,705
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	3,980	3,658,018
4.88%, 05/15/25 (Call 02/15/25)(b)	5,288	5,189,537
8.25%, 01/15/29 (Call 01/15/24)	4,736	4,927,619
Security	Par (000)	Value

Oil & Gas (continued)
Rockcliff Energy II LLC, 5.50%, 10/15/29
(Call 10/15/24)(a)	$5,515	$5,050,345
Seadrill Finance Ltd.
8.38%, 08/01/30(a)	2,700	2,755,890
8.38%, 08/01/30 (Call 08/01/26)(a)	1,135	1,158,495
SM Energy Co.
5.63%, 06/01/25 (Call 08/31/23)	2,663	2,609,670
6.50%, 07/15/28 (Call 07/15/24)(b)	3,150	3,079,054
6.63%, 01/15/27 (Call 08/31/23)(b)	3,273	3,219,080
6.75%, 09/15/26 (Call 08/31/23)(b)	3,147	3,091,927
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	9,011	8,006,606
5.38%, 02/01/29 (Call 02/01/24)(b)	5,374	5,074,537
5.38%, 03/15/30 (Call 03/15/25)(b)	9,352	8,750,089
5.70%, 01/23/25 (Call 10/23/24)	2,972	2,953,337
8.38%, 09/15/28 (Call 09/15/23)(b)	2,167	2,251,238
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/31/23)(a)(b)	3,869	3,397,095
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	6,076	5,455,622
4.50%, 04/30/30 (Call 04/30/25)	6,281	5,568,812
5.88%, 03/15/28 (Call 08/31/23)	3,408	3,314,659
6.00%, 04/15/27 (Call 08/31/23)	4,434	4,397,319
Talos Production Inc., 12.00%, 01/15/26
(Call 08/16/23)	4,256	4,451,116
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 08/02/23)(a)(b)	3,774	3,897,797
Teine Energy Ltd., 6.88%, 04/15/29
(Call 04/15/24)(a)(b)	3,080	2,833,600
Transocean Inc.
6.80%, 03/15/38	4,659	3,721,959
7.25%, 11/01/25 (Call 08/11/23)(a)	2,730	2,694,374
7.50%, 01/15/26 (Call 08/11/23)(a)(b)	4,413	4,335,772
7.50%, 04/15/31	3,031	2,649,879
8.00%, 02/01/27 (Call 08/11/23)(a)	4,814	4,639,926
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	9,140	9,489,422
11.50%, 01/30/27 (Call 08/11/23)(a)	5,314	5,572,353
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 08/31/23)(a)	3,518	3,491,739
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(a)(b)	4,115	4,248,737
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 08/31/23)(a)(b)	2,145	2,102,336
6.88%, 05/01/30 (Call 05/01/25)(a)(b)	3,172	2,941,243
Viper Energy Partners LP, 5.38%, 11/01/27
(Call 08/31/23)(a)	3,364	3,229,440
W&T Offshore Inc., 11.75%, 02/01/26
(Call 08/01/24)(a)(b)	2,120	2,164,500
		532,811,318
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 08/31/23)(a)	6,244	5,884,970
6.88%, 04/01/27 (Call 08/31/23)(a)(b)	3,812	3,716,659
Bristow Group Inc., 6.88%, 03/01/28
(Call 03/01/24)(a)(b)	3,296	3,120,838
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	3,850	3,254,058
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 08/31/23)(a)(b)	2,669	2,602,275
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(b)	4,907	4,937,399

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	$2,820	$2,736,077
6.00%, 02/01/28 (Call 11/01/27)	2,367	2,242,733
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 08/31/23)(b)	5,638	5,587,275
6.88%, 09/01/27 (Call 08/31/23)(b)	5,889	5,672,935
Valaris Ltd., 8.38%, 04/30/30(b)	5,495	5,622,484
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	3,051	3,051,557
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	12,483	12,793,540
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/23)(a)(b)	2,580	2,605,800
		63,828,600
Packaging & Containers — 2.9%
ARD Finance SA, 6.50%, 06/30/27 (Call 08/31/23),
(7.25% PIK) (a)(c)	6,925	5,626,563
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24) (a)(b)	4,645	4,012,204
4.00%, 09/01/29 (Call 05/15/24) (a)(b)	8,129	6,648,752
6.00%, 06/15/27 (Call 06/15/24) (a)(b)	4,826	4,762,168
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26 (Call 08/14/23) (a)	9,265	8,679,114
5.25%, 04/30/25 (Call 09/01/23) (a)	5,811	5,692,828
5.25%, 08/15/27 (Call 09/01/23) (a)	13,905	11,934,050
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30) (b)	10,157	8,379,213
3.13%, 09/15/31 (Call 06/15/31)	6,490	5,327,847
4.88%, 03/15/26 (Call 12/15/25)	5,671	5,544,176
5.25%, 07/01/25	7,244	7,180,526
6.00%, 06/15/29 (Call 05/15/26)	7,790	7,790,000
6.88%, 03/15/28 (Call 11/15/24)	5,790	5,923,488
Berry Global Inc.
4.50%, 02/15/26 (Call 08/31/23) (a)(b)	1,862	1,775,707
5.63%, 07/15/27 (Call 08/31/23) (a)(b)	3,663	3,573,227

Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 09/01/23) (a)	3,327	3,127,380
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/16/23)(a)(b)	2,167	1,907,714
5.38%, 02/01/25(a)(b)	1,760	1,715,586
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	3,865	3,697,555
8.75%, 04/15/30 (Call 04/15/25)(a)	8,584	7,781,520
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(b)	3,970	3,787,658
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26 (Call 03/31/26)	3,141	2,970,025
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26 (Call 08/31/23)(b)	6,430	6,215,833
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	2,713	2,835,085
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/31/23)(a)	3,917	3,429,294
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	3,456	3,100,051
3.50%, 03/01/29 (Call 09/01/28)(a)	2,755	2,399,586
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	3,090	2,688,300
4.13%, 08/15/24 (Call 05/15/24)	1,032	1,008,579
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,311	2,217,484
Security	Par (000)	Value

Packaging & Containers (continued)
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28
(Call 08/31/23)(a)	$5,355	$4,738,800
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	3,812	3,477,111
6.75%, 07/15/26 (Call 08/11/23)(a)	5,313	5,212,318
8.25%, 11/01/29 (Call 11/01/24)(a)	3,570	2,962,244
9.50%, 11/01/28 (Call 11/01/25)(a)	2,325	2,383,125
10.50%, 07/15/27 (Call 08/11/23)(a)(b)	5,348	5,093,281
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	21,470	21,412,059
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	10,414	9,675,123
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)	3,193	2,883,779
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(a)	2,170	2,169,017
6.63%, 05/13/27 (Call 08/31/23)(a)(b)	4,666	4,639,527
7.25%, 05/15/31(b)	5,355	5,441,858
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC/Reynolds Gro,
4.00%, 10/15/27 (Call 10/15/23)(a)(b)	7,820	7,042,614
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%, 10/15/28
(Call 10/15/24)(a)(b)	3,976	3,514,756
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,350	3,086,204
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	3,444	3,214,836
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	2,596	2,558,579
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	3,041	2,995,681
6.88%, 07/15/33(a)(b)	3,382	3,536,693
Sealed Air Corp./Sealed Air Corp. US, 6.13%,
02/01/28 (Call 02/01/25)(a)(b)	6,140	6,112,423
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 08/16/23)	4,454	4,046,797
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	4,815	5,098,734
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	3,064	2,704,043
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/31/23)(a)	8,168	7,760,328
8.50%, 08/15/27 (Call 08/11/23)(a)(b)	5,435	5,228,271
		268,719,714
Pharmaceuticals — 2.1%
180 Medical Inc., 3.88%, 10/15/29
(Call 10/07/24)(a)(b)	3,950	3,458,352
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	3,900	3,196,990
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	4,659	3,854,962
6.13%, 08/01/28 (Call 08/11/23)(a)(b)	2,662	2,384,762
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/31/23)(a)(b)	4,875	2,766,563
9.25%, 04/01/26 (Call 08/31/23)(a)(b)	5,755	4,916,921
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	12,426	7,533,884
5.00%, 01/30/28 (Call 08/16/23)(a)	3,300	1,517,759
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	700	319,342
5.25%, 01/30/30 (Call 01/30/25)(a)	7,655	3,412,385
5.25%, 02/15/31 (Call 02/15/26)(a)	3,575	1,613,867
5.50%, 11/01/25 (Call 08/31/23)(a)(b)	13,042	11,737,800
5.75%, 08/15/27 (Call 08/16/23)(a)(b)	3,821	2,456,444
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	7,820	5,134,268
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	8,045	3,727,951

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	$300	$141,497
9.00%, 12/15/25 (Call 08/31/23)(a)(b)	7,385	6,761,471
11.00%, 09/30/28(a)(b)	15,451	11,391,271
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	2,567	1,624,376
BellRing Brands Inc., 7.00%, 03/15/30
(Call 03/15/27)(a)(b)	6,635	6,660,080
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/24)(a)	3,920	3,569,435
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(b)	5,785	5,708,464
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(a)(b)	5,530	4,848,231
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/23)(a)(b)	4,606	4,375,628
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	4,665	3,545,400
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/21/23)(a)(b)	3,355	3,388,550
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)	11,800	10,491,543
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC
10.00%, 04/15/25 (Call 08/11/23)(a)(b)	2,350	458,250
10.00%, 04/15/25 (Call 08/16/23)(a)	3,809	3,023,794
10.00%, 06/15/29 (Call 06/15/26)(a)(b)	2,269	357,368
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	4,950	4,271,607
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(a)	3,987	3,520,065
Organon & Co./Organon Foreign Debt
Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	16,465	14,754,971
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	15,535	13,168,838
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	3,807	3,273,381
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	4,457	4,080,280
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 08/31/23)(a)(b)	3,637	3,138,695
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	5,300	5,134,545
4.38%, 03/15/26 (Call 12/15/25)(b)	5,500	5,215,756
4.65%, 06/15/30 (Call 03/15/30)(b)	5,958	5,339,359
4.90%, 12/15/44 (Call 06/15/44)	2,220	1,722,862
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 08/31/23)(a)(b)	3,810	3,505,354
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	4,724	3,968,160
5.13%, 01/15/28 (Call 08/31/23)(a)(b)	2,972	2,838,260
		198,309,741
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	5,959	5,586,355
5.75%, 03/01/27 (Call 08/16/23)(a)	5,102	4,935,162
5.75%, 01/15/28 (Call 08/16/23)(a)	5,078	4,882,906
7.88%, 05/15/26 (Call 08/16/23)(a)	4,267	4,357,042
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26 (Call 08/31/23)(a)(b)	2,393	2,353,075
7.63%, 12/15/25 (Call 08/31/23)(a)(b)	4,657	4,670,077
Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	$4,593	$4,214,077
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	3,844	3,699,850
4.13%, 12/01/27 (Call 09/01/27)	3,128	2,830,840
4.35%, 10/15/24 (Call 07/15/24)	1,921	1,870,574
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	3,915	3,535,871
5.60%, 10/15/44 (Call 04/15/44)(b)	2,213	1,637,620
5.85%, 11/15/43 (Call 05/15/43)	3,185	2,463,343
CNX Midstream Partners LP, 4.75%, 04/15/30
(Call 04/15/25)(a)(b)	3,042	2,636,683
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31 (Call 06/15/26)(a)	10,960	9,968,332
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/16/23)(a)(b)	4,678	4,444,100
5.75%, 04/01/25 (Call 08/31/23)(b)	3,787	3,730,242
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	5,533	5,214,852
7.38%, 02/01/31 (Call 02/01/26)(a)	4,800	4,787,819
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	3,567	3,626,572
Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,154	2,917,450
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	8,531	7,563,783
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	7,681	6,668,188
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	4,010	3,816,708
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	3,972	3,883,058
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	7,881	7,932,471
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	3,196	3,076,470
4.85%, 07/15/26 (Call 04/15/26)	3,882	3,772,528
5.05%, 04/01/45 (Call 10/01/44)	3,490	2,776,749
5.45%, 06/01/47 (Call 12/01/46)(b)	3,889	3,216,903
5.60%, 04/01/44 (Call 10/01/43)(b)	2,736	2,251,483
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	2,172	2,125,690
4.13%, 12/01/26 (Call 09/01/26)(b)	3,824	3,590,934
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	6,272	5,731,709
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,668	7,738,808
5.50%, 07/15/28 (Call 04/15/28)(b)	6,661	6,409,036
6.00%, 07/01/25 (Call 04/01/25)(a)	3,233	3,209,851
6.50%, 07/01/27 (Call 01/01/27)(a)	6,990	6,956,747
6.50%, 07/15/48 (Call 01/15/48)(b)	4,181	3,820,173
7.50%, 06/01/27 (Call 06/01/24)(a)	4,045	4,105,218
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	3,890	4,011,407
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)(b)	4,492	4,473,969
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 08/31/23)(b)	2,583	2,464,886
6.50%, 10/01/25 (Call 08/31/23)	4,245	4,205,245
7.75%, 02/01/28 (Call 08/31/23)	5,240	5,096,109
8.00%, 01/15/27 (Call 01/15/24)(b)	7,596	7,475,657
8.88%, 04/15/30 (Call 04/15/26)	3,903	3,892,987
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	2,742	2,570,817
7.00%, 08/01/27 (Call 08/16/23)	3,175	3,103,533
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/23)(a)	6,211	6,104,086
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	5,856	5,138,640

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.13%, 06/15/28 (Call 08/31/23)(a)(b)	$4,213	$3,982,843
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	3,205	3,012,700
5.63%, 02/15/26 (Call 08/31/23)(a)	6,052	5,961,220
Holly Energy Partners LP/Holly Energy
Finance Corp.
5.00%, 02/01/28 (Call 08/16/23)(a)	3,909	3,656,234
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	3,147	3,134,569
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 01/15/24)(a)	3,173	3,060,784
8.88%, 07/15/28 (Call 07/15/25)(a)	4,150	4,243,790
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(a)	9,455	8,086,352
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(a)(b)	7,812	7,509,285
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28
(Call 08/15/25)(a)(b)	3,100	3,061,250
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 08/31/23)(a)	11,693	10,728,998
6.75%, 09/15/25 (Call 08/21/23)(a)	9,757	9,291,714
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26 (Call 08/31/23)(a)	15,994	15,847,868
NGL Energy Partners LP/NGL Energy
Finance Corp.
6.13%, 03/01/25 (Call 08/31/23)	2,111	2,066,930
7.50%, 04/15/26 (Call 08/31/23)(b)	2,427	2,303,771
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 08/31/23)(a)(b)	4,075	3,894,477
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	4,373	4,243,240
5.75%, 10/01/25 (Call 07/01/25)	4,512	4,433,040
6.00%, 06/01/26 (Call 03/01/26)	3,771	3,711,273
6.38%, 10/01/30 (Call 04/01/30)	4,740	4,571,493
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	3,097	2,949,815
4.80%, 05/15/30 (Call 02/15/30)(a)	2,691	2,388,262
4.95%, 07/15/29 (Call 04/15/29)(a)	4,314	3,962,064
6.88%, 04/15/40(a)	3,828	3,464,340
7.50%, 07/15/38(a)	1,958	1,800,057
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp.
5.75%, 04/15/25 (Call 08/31/23)(b)	1,960	1,768,900
9.00%, 10/15/26 (Call 10/15/23)(a)(g)	6,083	5,976,475
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.50%, 01/15/28 (Call 08/31/23)(a)	5,781	5,318,520
6.00%, 03/01/27 (Call 08/31/23)(a)(b)	3,317	3,143,300
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	5,653	5,017,909
6.00%, 09/01/31 (Call 09/01/26)(a)	3,602	3,133,598
7.50%, 10/01/25 (Call 08/31/23)(a)	4,500	4,507,875
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 08/16/23)(b)	2,208	1,932,000
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	9,850	7,993,538
6.25%, 01/15/30 (Call 10/15/29)(a)	7,715	7,543,904
3.88%, 08/15/29 (Call 02/15/29)(a)	9,724	8,420,080
4.13%, 08/15/31 (Call 02/15/31)(a)	9,820	8,329,652
Security	Par (000)	Value

Pipelines (continued)
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	$17,435	$17,720,605
8.38%, 06/01/31 (Call 06/01/26)(a)	17,520	17,777,841
		441,497,251
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%,
05/15/28 (Call 08/31/23)(a)(b)	5,064	4,641,865
Five Point Operating Co. LP/Five Point Capital
Corp., 7.88%, 11/15/25 (Call 08/31/23)(a)(b)	4,808	4,543,560
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 08/31/23)(a)	4,764	4,684,230
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	5,080	4,292,651
4.38%, 02/01/31 (Call 02/01/26)(a)	4,991	4,106,503
5.38%, 08/01/28 (Call 08/31/23)(a)	5,870	5,385,725
Hunt Companies Inc., 5.25%, 04/15/29
(Call 04/15/24)(a)(b)	4,985	3,954,831
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	4,675	3,810,125
4.75%, 02/01/30 (Call 09/01/24)	4,672	3,645,234
5.00%, 03/01/31 (Call 03/01/26)(b)	4,544	3,521,600
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	7,790	5,612,834
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	6,938	5,133,820
		53,332,978
Real Estate Investment Trusts — 3.2%
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 06/15/24)(a)(b)	3,851	3,084,915
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	3,075	2,643,971
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	5,797	5,014,405
5.75%, 05/15/26 (Call 08/11/23)(a)	7,285	6,834,517
CTR Partnership LP/CareTrust Capital Corp.,
3.88%, 06/30/28 (Call 03/30/28)(a)(b)	3,130	2,782,194
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	3,833	2,793,928
4.75%, 02/15/28 (Call 08/15/27)(b)	3,878	2,842,866
9.75%, 06/15/25 (Call 08/16/23)	4,128	4,083,875
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27
(Call 09/15/27)(a)(b)	3,823	3,050,747
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	7,738	6,989,139
3.75%, 09/15/30(a)(b)	3,030	2,423,976
6.00%, 04/15/25 (Call 08/31/23)(a)(b)	2,707	2,663,844
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	8,446	7,281,428
4.88%, 09/15/27 (Call 08/11/23)(a)	7,736	7,256,057
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	7,825	7,058,302
5.00%, 07/15/28 (Call 08/11/23)(a)(b)	3,856	3,570,714
5.25%, 03/15/28 (Call 08/11/23)(a)	6,432	6,033,298
5.25%, 07/15/30 (Call 07/15/25)(a)	10,082	9,114,139
5.63%, 07/15/32 (Call 07/15/26)(a)	4,674	4,210,821
7.00%, 02/15/29(b)	7,760	7,786,694
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	5,842	5,055,608

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.25%, 02/01/27 (Call 08/31/23)(a)	$5,092	$4,580,627
4.75%, 06/15/29 (Call 06/15/24)(a)	5,160	4,350,491
5.25%, 10/01/25 (Call 08/16/23)(a)(b)	2,399	2,299,592
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	10,035	7,242,227
4.63%, 08/01/29 (Call 08/01/24)(b)	7,089	5,630,869
5.00%, 10/15/27 (Call 08/31/23)(b)	10,859	9,517,186
5.25%, 08/01/26 (Call 08/31/23)(b)	3,862	3,554,652
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28
(Call 06/30/28)(a)(b)	3,897	3,020,175
New Residential Investment Corp., 6.25%, 10/15/25
(Call 08/31/23)(a)	4,230	4,022,159
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	2,705	1,830,435
2.65%, 06/15/26 (Call 05/15/26)	2,290	1,702,207
3.45%, 10/15/31 (Call 07/15/31)	3,205	1,684,465
4.50%, 02/01/25 (Call 11/01/24)	5,090	4,484,444
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	5,940	5,190,075
5.88%, 10/01/28 (Call 10/01/23)(a)	5,628	5,191,830
7.50%, 06/01/25 (Call 08/31/23)(a)	4,520	4,541,924
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	4,617	4,114,901
4.75%, 10/15/27 (Call 08/31/23)(b)	5,454	5,128,451
7.25%, 07/15/28(b)	3,100	3,146,584
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 08/31/23)(a)	3,880	3,574,450
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	3,940	3,302,508
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	11,738	9,896,286
3.88%, 02/15/27 (Call 08/11/23)(b)	11,781	10,853,492
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	3,033	2,375,403
4.35%, 10/01/24 (Call 09/01/24)	5,794	5,562,997
4.38%, 02/15/30 (Call 08/15/29)	3,110	2,312,188
4.50%, 03/15/25 (Call 09/15/24)(b)	2,430	2,290,275
4.75%, 10/01/26 (Call 08/01/26)	3,501	3,064,214
4.95%, 02/15/27 (Call 08/15/26)	3,113	2,668,819
4.95%, 10/01/29 (Call 07/01/29)	3,326	2,559,854
5.25%, 02/15/26 (Call 08/15/25)	2,706	2,470,375
5.50%, 12/15/27 (Call 09/15/27)	3,515	3,084,446
7.50%, 09/15/25 (Call 06/15/25)	6,131	6,059,581
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	3,125	2,765,750
3.75%, 12/31/24 (Call 09/30/24)(a)	2,875	2,745,625
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	3,870	3,434,625
4.75%, 03/15/25 (Call 09/15/24)(b)	3,654	3,527,087
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	5,445	3,600,506
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	4,323	3,606,303
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,573	5,963,681
10.50%, 02/15/28 (Call 09/15/25)(a)	20,220	20,099,088
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	$4,004	$3,483,085
6.38%, 08/15/25 (Call 08/11/23)(a)	3,900	3,834,326
		296,943,696
Retail — 5.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	5,920	5,202,298
3.88%, 01/15/28 (Call 08/31/23)(a)	12,038	11,024,754
4.00%, 10/15/30 (Call 10/15/25)(a)	22,550	19,378,392
4.38%, 01/15/28 (Call 08/31/23)(a)(b)	5,812	5,370,204
5.75%, 04/15/25 (Call 08/31/23)(a)(b)	2,378	2,363,375
99 Escrow Issuer Inc., 7.50%, 01/15/26
(Call 08/31/23)(a)(b)	2,650	1,028,050
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 08/16/23)(a)(b)	2,317	2,350,388
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	3,148	3,041,755
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	3,535	2,938,629
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 08/11/23)	3,127	2,861,775
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	6,259	5,537,365
4.75%, 03/01/30 (Call 03/01/25)(b)	3,394	2,997,436
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	4,765	4,152,717
At Home Group Inc.
4.88%, 07/15/28 (Call 08/31/23)(a)(b)	2,157	1,224,098
7.13%, 07/15/29 (Call 07/15/24)(a)	3,727	1,540,925
Bath & Body Works Inc.
5.25%, 02/01/28(b)	3,956	3,768,630
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	7,718	7,458,549
6.69%, 01/15/27(b)	2,359	2,366,325
6.75%, 07/01/36(b)	4,794	4,359,872
6.88%, 11/01/35(b)	7,338	6,810,269
6.95%, 03/01/33(b)	2,666	2,412,360
7.50%, 06/15/29 (Call 06/15/24)(b)	3,689	3,735,695
9.38%, 07/01/25(a)(b)	2,398	2,531,175
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27
(Call 08/31/23), (8.50% PIK)(a)(c)	3,104	2,813,155
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)(b)	2,780	2,455,713
4.50%, 11/15/26 (Call 08/31/23)(a)(b)	2,101	2,000,139
6.50%, 08/01/30 (Call 08/01/26)(a)	3,394	3,402,485
Bloomin’ Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	2,457	2,229,987
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(a)(b)	2,360	2,124,000
Brinker International Inc.
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	2,155	2,123,300
8.25%, 07/15/30(b)	2,750	2,765,043
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(a)(b)	2,366	1,995,442
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	4,975	3,084,500
5.50%, 04/15/27 (Call 04/15/24)(a)	4,127	3,024,419
5.63%, 10/01/25 (Call 08/11/23)(a)	3,784	3,391,403
5.88%, 10/01/28 (Call 10/01/23)(a)	4,295	2,603,213
10.25%, 05/01/30 (Call 05/01/27)(a)	23,545	19,160,450
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 08/31/23)(a)(b)	5,062	4,867,510
Dave & Buster’s Inc., 7.63%, 11/01/25
(Call 08/31/23)(a)	3,204	3,237,210

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/11/23)(a)(b)	$5,183	$5,107,302
8.50%, 10/30/25 (Call 08/31/23)(a)(b)	4,862	4,814,401
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)(b)	3,909	4,075,133
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 08/31/23)(a)	5,040	4,745,897
5.88%, 04/01/29 (Call 04/01/24)(a)	6,425	5,525,504
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	7,840	6,839,971
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	9,622	8,255,687
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	3,867	3,450,637
5.63%, 01/01/30 (Call 01/01/25)(a)	4,220	3,895,076
Foot Locker Inc., 4.00%, 10/01/29
(Call 10/01/24)(a)(b)	3,063	2,381,329
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(a)	3,126	2,707,469
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	5,835	4,351,167
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	5,975	4,272,785
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/31/23)(a)(b)	5,895	5,220,281
Guitar Center Inc., 8.50%, 01/15/26
(Call 08/11/23)(a)(b)	4,259	3,918,280
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)(b)	2,787	2,489,348
IRB Holding Corp., 7.00%, 06/15/25
(Call 08/31/23)(a)	5,300	5,326,500
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(a)(b)	3,126	2,738,809
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 06/01/27
(Call 08/31/23)(a)	5,542	5,355,567
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	2,515	2,356,643
4.63%, 05/01/31 (Call 02/01/31)(b)	3,901	2,879,562
5.55%, 07/17/45 (Call 01/17/45)	3,325	2,132,489
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	6,366	5,489,083
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)(b)	7,788	6,794,923
8.25%, 08/01/31 (Call 08/01/26)(a)	3,800	3,860,230
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,325	5,446,706
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	4,494	3,862,821
4.63%, 12/15/27 (Call 08/31/23)(a)	3,151	2,916,855
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 08/31/23)(a)	6,312	5,917,927
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	1,764	1,089,689
4.50%, 12/15/34 (Call 06/15/34)(b)	2,880	2,101,092
5.13%, 01/15/42 (Call 07/15/41)(b)	2,027	1,398,630
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,896	3,619,189
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,320	2,998,292
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	3,351	2,990,571
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	2,330	2,179,012
Security	Par (000)	Value

Retail (continued)
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	$6,660	$5,661,266
7.88%, 05/01/29 (Call 05/01/24)(a)	9,756	6,951,150
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	3,910	3,318,613
4.75%, 09/15/29 (Call 09/15/24)	3,959	3,631,312
5.63%, 05/01/27 (Call 08/31/23)	2,482	2,412,663
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 08/31/23)(a)(b)	8,592	8,030,234
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	2,671	2,420,861
4.25%, 08/01/31 (Call 05/01/31)(b)	3,320	2,618,152
4.38%, 04/01/30 (Call 01/01/30)(b)	3,870	3,264,384
5.00%, 01/15/44 (Call 07/15/43)(b)	7,439	5,068,116
6.95%, 03/15/28(b)	2,352	2,331,373
Papa John’s International Inc., 3.88%, 09/15/29
(Call 09/15/24)(a)(b)	3,017	2,578,819
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)(b)	2,640	2,112,000
6.75%, 08/01/29 (Call 08/01/24)(a)	2,280	1,847,083
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)(b)	2,752	2,375,359
7.50%, 10/15/27 (Call 08/31/23)(a)(b)	2,204	2,165,430
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 08/11/23)(b)	4,139	3,947,868
3.75%, 06/15/29 (Call 06/15/24)	4,010	3,468,348
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	9,336	8,560,883
7.75%, 02/15/29 (Call 02/15/24)(a)	9,040	8,818,158
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	3,908	2,218,689
4.45%, 02/15/25 (Call 11/15/24)(b)	4,596	3,909,151
4.75%, 02/15/27 (Call 11/15/26)(b)	4,443	2,876,398
5.45%, 08/15/34 (Call 02/15/34)(b)	3,278	1,606,384
5.95%, 03/15/43(b)	2,356	1,159,670
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/31/23)(a)(b)	2,637	1,555,830
8.00%, 11/15/26 (Call 08/31/23)(a)	5,860	2,930,000
Sally Holdings LLC/Sally Capital Inc., 5.63%,
12/01/25 (Call 08/31/23)	4,930	4,899,187
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 08/31/23)(a)	2,742	2,700,870
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	5,143	4,406,193
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	3,904	3,240,940
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26
(Call 08/31/23)(a)	5,554	5,285,717
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	5,045	4,567,513
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	6,640	5,760,200
6.13%, 07/01/29 (Call 07/01/24)(a)	3,503	3,073,700
Staples Inc.
7.50%, 04/15/26 (Call 08/31/23)(a)	15,447	12,761,449
10.75%, 04/15/27 (Call 08/31/23)(a)(b)	7,475	4,274,280
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)(b)	5,107	4,358,569
5.88%, 03/01/27 (Call 08/31/23)(b)	2,690	2,632,932

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Superior Plus LP/Superior General Partner Inc.,
4.50%, 03/15/29 (Call 03/15/24)(a)(b)	$4,630	$4,069,511
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 08/31/23)(a)(b)	1,823	1,813,658
Victoria’s Secret & Co., 4.63%, 07/15/29
(Call 07/15/24)(a)(b)	4,685	3,515,223
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(a)(b)	5,025	4,527,082
White Cap Parent LLC, 8.25%, 03/15/26
(Call 08/31/23), (9.00% PIK)(a)(b)(c)	2,400	2,312,412
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	8,087	6,931,800
4.63%, 01/31/32 (Call 10/01/26)(b)	8,592	7,783,221
4.75%, 01/15/30 (Call 10/15/29)(a)	6,170	5,754,821
5.35%, 11/01/43 (Call 05/01/43)(b)	2,128	1,909,880
5.38%, 04/01/32 (Call 04/01/27)	7,795	7,378,699
6.88%, 11/15/37	2,605	2,790,559
		513,824,472
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27
(Call 08/31/23)(a)(b)	3,908	3,918,223
ams-OSRAM AG, 7.00%, 07/31/25
(Call 08/31/23)(a)(b)	3,573	3,135,307
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)	12,398	11,566,081
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	6,995	6,708,123
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,041	2,631,868
4.38%, 04/15/28 (Call 08/11/23)(a)	3,125	2,842,706
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/23)(a)(b)	5,405	4,895,579
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,075	2,644,648
		38,342,535
Software — 2.4%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/31/23)(a)	3,036	2,993,800
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)(b)	3,450	3,354,127
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/31/23)(a)(b)	4,584	4,610,067
9.13%, 03/01/26 (Call 08/11/23)(a)(b)	2,557	2,556,665
Camelot Finance SA, 4.50%, 11/01/26
(Call 08/31/23)(a)	5,520	5,206,236
Capstone Borrower Inc., 8.00%, 06/15/30(b)	3,150	3,118,532
Castle U.S. Holding Crop., 9.50%, 02/15/28
(Call 08/31/23)(a)(b)	2,319	1,313,504
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29 (Call 06/15/25)(a)(b)	5,987	5,921,047
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	7,144	6,367,965
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	7,325	6,506,809
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	30,965	27,869,667
9.00%, 09/30/29(a)(b)	29,759	26,653,461
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(a)(b)	2,385	2,205,378
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	3,887	3,362,270
CWT Travel Group Inc., 8.50%, 11/19/26
(Call 08/11/23)(a)(b)	4,717	2,264,160
Security	Par (000)	Value

Software (continued)
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(Call 12/15/24)(a)(b)	$3,581	$3,152,037
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	4,590	3,982,240
Fair Isaac Corp.
4.00%, 06/15/28 (Call 08/16/23)(a)(b)	7,054	6,474,000
5.25%, 05/15/26 (Call 02/15/26)(a)	2,985	2,929,031
Helios Software Holdings Inc./ION Corporate
Solutions Finance Sarl, 4.63%, 05/01/28
(Call 05/01/24)(a)	2,720	2,355,102
MicroStrategy Inc., 6.13%, 06/15/28
(Call 06/15/24)(a)(b)	3,883	3,475,709
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	18,204	15,424,446
Open Text Corp.
3.88%, 02/15/28 (Call 08/31/23)(a)	7,036	6,258,467
3.88%, 12/01/29 (Call 12/01/24)(a)	6,617	5,597,228
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	6,874	5,892,732
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	5,069	4,201,680
PTC Inc.
3.63%, 02/15/25 (Call 08/31/23)(a)	3,434	3,317,675
4.00%, 02/15/28 (Call 08/31/23)(a)	3,956	3,630,549
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	3,955	1,769,036
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	2,915	807,149
ROBLOX Corp., 3.88%, 05/01/30
(Call 11/01/24)(a)(b)	7,834	6,581,536
Rocket Software Inc., 6.50%, 02/15/29
(Call 02/15/24)(a)	4,451	3,801,802
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 08/31/23)(a)(b)	15,613	15,083,416
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	3,926	3,369,293
3.88%, 03/15/31 (Call 03/15/26)(b)	3,919	3,319,824
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 08/31/23)(a)(b)	13,309	10,912,590
West Technology Group LLC, 8.50%, 04/10/27
(Call 08/31/23)(a)(b)	2,988	2,517,390
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	5,063	4,348,782
		223,505,402
Telecommunications — 4.6%
Altice France Holding SA
6.00%, 02/15/28 (Call 08/31/23)(a)(b)	8,450	3,144,723
10.50%, 05/15/27 (Call 08/11/23)(a)	12,072	5,108,181
Altice France SA
5.50%, 10/15/29 (Call 10/15/24)(a)	15,470	10,983,805
8.13%, 02/01/27 (Call 08/11/23)(a)	13,554	11,086,921
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	3,745	2,610,321
5.13%, 07/15/29 (Call 04/15/24)(a)	19,355	13,554,603
5.50%, 01/15/28 (Call 08/31/23)(a)	8,510	6,244,484
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(b)(d)	4,185	3,707,183
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(d)	3,710	3,040,697
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 08/11/23)(a)(b)	9,348	8,485,367
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	3,058	2,676,056

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	$9,830	$7,572,905
6.00%, 03/01/26 (Call 08/31/23)(a)	11,626	10,667,020
7.13%, 07/01/28 (Call 08/31/23)(a)(b)	5,383	3,552,780
8.25%, 03/01/27 (Call 08/31/23)(a)(b)	7,695	5,825,306
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/11/23)(a)	5,861	3,909,246
6.00%, 06/15/25 (Call 08/11/23)(a)(b)	9,995	9,063,773
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 09/01/23)(a)	16,001	15,340,460
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	3,132	2,317,301
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	5,797	4,550,645
Embarq Corp., 8.00%, 06/01/36	9,221	5,212,816
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	11,986	10,157,033
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	8,722	7,988,721
5.88%, 11/01/29 (Call 11/01/24)(b)	5,862	4,298,172
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	7,797	5,663,622
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	7,702	5,954,415
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	6,118	5,853,907
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	9,270	8,943,551
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	2,287	2,104,040
Hughes Satellite Systems Corp.
5.25%, 08/01/26	5,773	5,368,890
6.63%, 08/01/26(b)	5,751	5,192,405
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	9,233	8,848,553
7.00%, 10/15/28 (Call 10/15/24)(a)	7,120	6,684,551
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	23,417	21,390,875
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	5,880	5,186,133
3.63%, 01/15/29 (Call 01/15/24)(a)	6,495	4,287,816
3.75%, 07/15/29 (Call 01/15/24)(a)	7,040	4,615,991
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	5,880	5,001,883
4.25%, 07/01/28 (Call 08/31/23)(a)(b)	9,349	6,616,718
4.63%, 09/15/27 (Call 08/31/23)(a)	7,744	5,882,772
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	7,220	7,478,946
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	7,390	4,245,697
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 08/31/23)(a)(b)	10,773	7,084,756
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	3,933	1,612,530
5.13%, 12/15/26 (Call 08/31/23)(a)(b)	400	208,000
Series P, 7.60%, 09/15/39(b)	3,263	1,190,995
Series U, 7.65%, 03/15/42	2,440	894,002
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)	6,176	4,915,355
5.13%, 01/15/28 (Call 09/15/23)(a)(b)	3,471	3,110,320
6.25%, 03/25/29 (Call 04/25/24)(a)(b)	5,308	4,856,180
Qwest Corp., 7.25%, 09/15/25	1,887	1,837,684
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	5,825	5,373,224
Sable International Finance Ltd., 5.75%, 09/07/27
(Call 09/07/23)(a)(b)	3,781	3,533,004
Telecom Italia Capital SA
6.00%, 09/30/34	7,789	6,300,476
6.38%, 11/15/33	7,762	6,569,182
7.20%, 07/18/36	7,747	6,654,998
7.72%, 06/04/38	7,751	6,889,190
Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 08/16/23)(a)(b)	$3,318	$1,945,740
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	4,150	2,490,000
6.50%, 10/15/27 (Call 08/16/23)(a)(b)	2,401	960,400
U.S. Cellular Corp., 6.70%, 12/15/33(b)	4,177	3,623,548
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(a)(b)	5,321	4,988,437
5.63%, 04/15/27 (Call 08/11/23)(a)	4,619	4,161,119
6.50%, 07/15/28 (Call 08/31/23)(a)(b)	3,173	2,443,210
Viavi Solutions Inc., 3.75%, 10/01/29
(Call 10/01/24)(a)(b)	3,182	2,730,605
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	10,290	8,520,821
4.75%, 07/15/31 (Call 07/15/26)(a)	11,017	9,299,667
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(b)(d)	3,810	3,363,940
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(b)(d)	7,670	6,099,541
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(d)	7,461	5,426,409
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(d)	15,519	15,953,636
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28
(Call 08/31/23)(a)(b)	10,851	9,139,372
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/31/23)(a)(b)	11,444	8,184,245
6.13%, 03/01/28 (Call 08/31/23)(a)(b)	8,395	5,175,820
		435,955,690
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle
U.S. Finance LLC, 7.50%, 05/01/25
(Call 05/01/24)(a)(b)	5,113	3,400,145

Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 08/16/23)(a)(b)	4,499	4,001,140
Carriage Purchaser Inc., 7.88%, 10/15/29
(Call 10/15/24)(a)(b)	2,330	1,834,595
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)(b)	1,775	1,793,567
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29 (Call 07/31/24)(a)(b)	4,879	4,134,299
Rand Parent LLC, 8.50%, 02/15/30
(Call 02/15/26)(a)(b)	6,615	6,220,173
Watco Cos. LLC/Watco Finance Corp., 6.50%,
06/15/27 (Call 08/31/23)(a)(b)	4,652	4,457,360
XPO CNW Inc., 6.70%, 05/01/34(b)	2,311	2,283,707
XPO Escrow Sub LLC, 7.50%, 11/15/27
(Call 11/15/24)(a)(b)	2,840	2,935,822
XPO Inc., 7.13%, 06/01/31(b)	3,494	3,535,519
		31,196,182
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(b)(d)	3,743	3,655,006
Fly Leasing Ltd., 7.00%, 10/15/24
(Call 10/15/23)(a)(b)	2,009	1,797,869
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	7,838	7,246,931

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 08/31/23)(a)	$5,102	$5,053,580
9.75%, 08/01/27 (Call 08/11/23)(a)	3,038	3,163,059
		20,916,445
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 08/31/23)(a)	3,075	3,014,653

Total Corporate Bonds & Notes — 97.8%
(Cost: $10,015,910,815)		9,193,848,700

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00%
Cash + 12.00% PIK), 0.00%, 08/02/27	1,634	1,568,546

Total Fixed Rate Loan Interests — 0.0%
(Cost: $1,596,413)		1,568,546

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(h)	12	—

Professional Services — 0.0%
Affinion Group Inc.(h)	4	—

Total Common Stocks — 0.0%
(Cost $1,265,178)		—

Total Long-Term Investments — 97.8%
(Cost: $10,018,772,406)		9,195,417,246

Short-Term Securities

Money Market Funds — 20.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%(i)(j)(k)	1,896,286	1,896,855,018

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%(i)(j)	53,740	$53,740,000

Total Short-Term Securities — 20.8%
(Cost: $1,949,848,249)		1,950,595,018

Total Investments — 118.6%
(Cost: $11,968,620,655)		11,146,012,264

Liabilities in Excess of Other Assets — (18.6)%		(1,745,525,295)
Net Assets — 100.0%		$9,400,486,969

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,604,262,705	$291,644,493	(a)	$—		$61,549	$886,271	$1,896,855,018	1,896,286	$11,385,194	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	157,140,000	—		(103,400,000	)(a)	—	—	53,740,000	53,740	2,189,986		155
						$61,549	$886,271	$1,950,595,018		$13,575,180		$155

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$9,193,848,700	$—	$9,193,848,700
Fixed Rate Loan Interests	—	1,568,546	—	1,568,546
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	1,950,595,018	—	—	1,950,595,018
	$1,950,595,018	$9,195,417,246	$—	$11,146,012,264

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate